ALEX. BROWN
CASH RESERVE FUND, INC.
Prime Series
Treasury Series
Tax-Free Series



Semi-Annual Report
September 30, 1996



[Alex. Brown logo] ALEX. BROWN

   Fund Features
--------------------------------------------------------------------------------
(bullet) Daily Dividends
         The Fund declares dividends daily and distributes them monthly in the form of additional shares or, at your option, credits the dividends in cash to your account at Alex. Brown.

(bullet) Check Redemption Privilege
         After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

(bullet) Purchases by Mail
         You may purchase shares by mailing a check and a completed order form to the Fund at P.O. Box 1346, Baltimore, MD 21203. Order forms may be obtained from your Alex. Brown investment representative.

(bullet) No Sales Charge and Immediate Liquidity
         You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

(bullet) Automatic Purchase and Sale
         You may participate in a program that results in the automatic purchase and sale of Fund shares in conjunction with security transactions as well as cash balances accumulated in your Alex. Brown accounts.

(bullet) Constant Net Asset Value
         The Fund will attempt to maintain a constant net asset value of $1.00 per share. Since the Fund's inception on August 11, 1981, a constant net asset value of $1.00 per share has been maintained for each Series.

(bullet) Minimum Investment
         The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more. The minimum amounts do not apply if you participate in the automatic purchase and sale program.

(bullet) Current Yield Information Available
         For current yield information, call (410) 234-3737.

Letter to Shareholders
--------------------------------------------------------------------------------
October 18, 1996
     We are pleased to report on the progress of your Fund for the six months ended September 30, 1996. The Fund's net assets at the end of the period totaled $3.9 billion, remaining relatively stable since the Fund's fiscal year-end of March 31, 1996. The pie chart below illustrates the breakdown of assets among each of the Fund's series as of September 30, 1996.


                           Asset Breakdown by Series

                   [Pie Chart appears here--see values below]

                      Prime Series          $2.7 billion
                      Treasury Series       $685 million
                      Tax-Free Series       $558 million


PERIOD IN REVIEW
     The Federal Reserve Bank, under increasing scrutiny with each of its meetings, determined the economy was stable enough to leave the Fed Funds rate unchanged at its September 1996 meeting. This decision has left interest rates fairly stable over this time period, albeit with some occasional swings. The 30-year bond yield has fluctuated in a trading range between 6.55% and 7.20% for most of the past six months. The 3-month Treasury bill rate has reflected the Fed's "wait and see" attitude, with its yield ranging between 5.00% and 5.35%. These yields indicate a rather narrow spread between short-term and long-term rates.

     We continue to manage the Fund conservatively, as evidenced by our "AAA" rating from Standard &Poor's. Even with our cautious style, each of the Fund's three series has provided a competitive return for the past twelve months, as the chart on page 2 illustrates.

                            Performance Comparisons
                                  30-Day Yield
--------------------------------------------------------------------------------
As of 10/1/96:
--------------------------------------------------------------------------------
Prime Series                                                               4.82%
First Tier Rated Money Fund Average                                        4.71%
--------------------------------------------------------------------------------
Treasury Series                                                            4.60%
100% U.S. Treasury Rated Money Fund Average                                4.63%
--------------------------------------------------------------------------------
As of 9/30/96:
--------------------------------------------------------------------------------
Tax-Free Series                                                            2.94%
Tax-Free Rated Money Fund Average                                          2.92%
--------------------------------------------------------------------------------

Source: IBC/Donoghue, Inc. "Rated Money Fund Report," October 1996.

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Rated Money Fund Averages are average yields of all funds rated AAA by Standard & Poor's in their respective categories.



MARKET OUTLOOK
     The final quarter of 1996 raises several questions, and the answers will dictate which way the markets will move for the remainder of the year, as well as the beginning of 1997.

     (bullet) First, with regard to politics and the upcoming Presidential and Congressional elections, will lowering the budget deficit continue to be a top priority?

     (bullet) Second, with regard to the Federal Reserve Bank, is the Fed waiting until after the election to raise or lower interest rates? Are the members concerned with the relatively low economic growth rate (1.5% to 3%), or are they watching building inflationary pressures, particularly in labor markets and energy prices?

     (bullet) Finally, in general, just how high will the stock market go? Will corporate profits continue to rise, or will wage pressures begin to affect the bottom line? How will the traditional Christmas rush turn out for retailers?

     Regardless of the answers to these questions, it is our belief that the conservative approach we apply to investing on behalf of the Fund's three series will provide comfort to our shareholders, and in turn will continue to offer competitive yields, without sacrificing quality.

     As always, we appreciate your continued support.

Sincerely,

/s/ W. James Price                  /s/ Richard T. Hale

W. James Price                      Richard T. Hale
Chairman                            President

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                   Rating         Par
PRIME SERIES                                     S&P   Moody's   (000)          Value
----------------------------------------------------------------------------------------

 Commercial Paper - 84.9%(a)

Automobiles & Trucks - 2.6%
   PACCAR Financial Corp.
      5.33%      10/21/96                      A-1+      P-1   $10,000       $ 9,970,389
      5.40%      10/28/96                      A-1+      P-1     9,000         8,963,550
      5.29%      11/18/96                      A-1+      P-1     5,000         4,964,733
   Toyota Motor Credit Corp.
      5.32%      10/31/96                      A-1+      P-1    15,000        14,933,500
      5.25%      11/8/96                       A-1+      P-1    15,000        14,916,875
      5.36%      12/13/96                      A-1+      P-1    14,000        13,847,836
----------------------------------------------------------------------------------------
                                                                              67,596,883
----------------------------------------------------------------------------------------

Beverages - 3.1%
   Anheuser-Busch Companies Inc.
      5.28%      10/7/96                       A-1+      P-1    15,000        14,986,800
      5.34%      10/7/96                       A-1+      P-1    17,300        17,284,603
      4.90%      10/21/96                      A-1+      P-1    20,000        19,945,556
      4.75%      10/28/96                      A-1+      P-1    15,000        14,946,563
      5.25%      1/1/97                        A-1+      P-1    15,000        14,781,250
----------------------------------------------------------------------------------------
                                                                              81,944,772
----------------------------------------------------------------------------------------

Chemicals, General - 3.8%
   E.I. duPont de Nemours
      5.35%      10/18/96                      A-1+      P-1    10,000         9,974,736
      5.40%      11/22/96                      A-1+      P-1    15,000        14,883,000
      5.30%      11/27/96                      A-1+      P-1    15,000        14,874,125
      5.29%      12/18/96                      A-1+      P-1    10,000         9,885,383
      5.30%      12/20/96                      A-1+      P-1    25,000        24,705,556
      5.38%      1/30/97                       A-1+      P-1    10,000         9,819,172
      5.46%      3/26/97                       A-1+      P-1    16,000        15,572,907
----------------------------------------------------------------------------------------
                                                                              99,714,879
----------------------------------------------------------------------------------------

Chemicals, Specialty - 1.2%
   Air Products & Chemicals, Inc.
      5.35%      10/25/96                      A-1       P-1    11,000        10,960,767
      5.33%      11/5/96                       A-1       P-1    20,000        19,896,361
----------------------------------------------------------------------------------------
                                                                              30,857,128
----------------------------------------------------------------------------------------

Computer & Office Equipment - 7.4%
   Hewlett-Packard
      5 42%      10/9/96                       A-1+      P-1    15,000        14,981,933
      5.35%      10/30/96                      A-1+      P-1    20,000        19,913,806
      5.40%      12/3/96                       A-1+      P-1    10,000         9,905,500

========================================================================================

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                   Rating         Par
PRIME SERIES (continued)                        S&P   Moody's    (000)          Value
----------------------------------------------------------------------------------------

 Commercial Paper (continued)

Computer & Office Equipment (concluded)
   Pitney Bowes Credit Corp.
      5.02%      10/3/96                       A-1+      P-1   $15,000      $ 14,995,817
      5.03%      10/3/96                       A-1+      P-1    15,000        14,995,808
      5.02%      10/4/96                       A-1+      P-1    20,000        19,991,633
      5.04%      10/4/96                       A-1+      P-1    17,000        16,992,860
      5.35%      2/19/97                       A-1+      P-1    19,000        18,601,871
      5.52%      2/19/97                       A-1+      P-1    14,775        14,455,565
      5.50%      3/21/97                       A-1+      P-1    10,000         9,738,750
   Xerox Credit Corp.
      5.32%      11/8/96                       A-1       P-1    20,480        20,364,993
      5.32%      12/5/96                       A-1       P-1    19,700        19,510,771
----------------------------------------------------------------------------------------
                                                                             194,449,307
----------------------------------------------------------------------------------------

Credit Unions - 2.5%
   Mid-States Corporate Federal Credit Union
      5.37%      10/1/96                       A-1+      P-1    20,500        20,469,420
   U.S. Central Credit Union
      5.30%      10/10/96                      A-1+      P-1    15,000        14,980,125
      5.40%      10/23/96                      A-1+      P-1    15,000        14,950,500
      5.31%      12/3/96                       A-1+      P-1    15,000        14,860,613
----------------------------------------------------------------------------------------
                                                                              65,260,658
----------------------------------------------------------------------------------------

Defense & Aircraft - 0.9%
   Rockwell International Corp.
      5.28%      10/29/96                      A-1+      P-1    25,000        24,897,333
----------------------------------------------------------------------------------------

Electrical & Electronics - 3.5%
   Emerson Electric Co.
      5.32%      10/25/96                      A-1+      P-1    25,000        24,911,332
   Motorola Inc.
      5.32%      10/7/96                       A-1+      P-1    20,000        19,982,267
      5.28%      10/24/96                      A-1+      P-1    15,000        14,949,400
      5.35%      10/25/96                      A-1+      P-1    17,000        16,939,367
      5.32%      11/8/96                       A-1+      P-1    15,000        14,915,767
----------------------------------------------------------------------------------------
                                                                              91,698,133
----------------------------------------------------------------------------------------

Electric Utility - 1.0%
   Northern States Power Co.
      5.30%      11/4/96                       A-1+      P-1     7,000         6,964,961
      5.27%      11/22/96                      A-1+      P-1    19,000        18,855,368
----------------------------------------------------------------------------------------
                                                                              25,820,329
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                   Rating         Par
PRIME SERIES (continued)                       S&P     Moody's   (000)          Value
----------------------------------------------------------------------------------------

 Commercial Paper (continued)

Entertainment - 2.8%
   Walt Disney Co.
      5.24%      10/9/96                       A-1       P-1   $15,000       $14,982,533
      5.28%      10/11/96                      A-1       P-1    15,000        14,978,000
      5.40%      10/15/96                      A-1       P-1    10,000         9,979,000
      5.18%      12/6/96                       A-1       P-1    10,000         9,905,033
      5.18%      12/9/96                       A-1       P-1    15,000        14,851,075
      5.38%      1/29/97                       A-1       P-1    10,000         9,820,667
----------------------------------------------------------------------------------------
                                                                              74,516,308
----------------------------------------------------------------------------------------

Finance, Commercial - 2.2%
   CIT Group Holdings Inc.
      5.29%      12/10/96                      A-1       P-1    40,000        39,588,555
   PHH Corp.
      5.42%      10/30/96                      A-1       P-1    20,000        19,912,678
----------------------------------------------------------------------------------------
                                                                              59,501,233
----------------------------------------------------------------------------------------

Finance, Consumer - 3.6%
   USAA Capital Corp.
      5.27%      10/30/96                      A-1+      P-1    10,000         9,957,547
      5.44%      11/4/96                       A-1+      P-1    18,000        17,907,520
      5.40%      11/14/96                      A-1+      P-1    22,000        21,854,800
      5.30%      11/27/96                      A-1+      P-1    10,000         9,916,083
      5.40%      12/17/96                      A-1+      P-1    20,000        19,769,000
      5.27%      12/20/96                      A-1+      P-1    10,000         9,882,889
      5.47%      1/2/97                        A-1+      P-1     7,423         7,318,107
----------------------------------------------------------------------------------------
                                                                              96,605,946
----------------------------------------------------------------------------------------

Finance, Diversified - 3.3%
   General Electric Capital Corp.
      5.28%      10/7/96                       A-1+      P-1    15,000        14,986,800
      5.30%      11/27/96                      A-1+      P-1    15,000        14,874,125
      5.36%      1/3/97                        A-1+      P-1    15,000        14,790,067
      5.35%      1/17/97                       A-1+      P-1    15,000        14,759,250
      5.31%      1/23/97                       A-1+      P-1    15,000        14,747,775
      5.49%      2/5/97                        A-1+      P-1    13,875        13,606,276
----------------------------------------------------------------------------------------
                                                                              87,764,293
----------------------------------------------------------------------------------------

Food - 8.4%
   Campbell Soup Co.
      4.98%      10/4/96                       A-1+      P-1    10,000         9,995,850
      5.46%      12/5/96                       A-1+      P-1    15,000        14,852,125
      5.47%      12/16/96                      A-1+      P-1    17,000        16,803,688


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                   Rating         Par
PRIME SERIES (continued)                       S&P    Moody's    (000)          Value
----------------------------------------------------------------------------------------

 Commercial Paper (continued)

Food (concluded)
   Cargill, Inc.
      5.45%      10/8/96                       A-1+      P-1   $15,000      $ 14,984,104
      5.32%      11/4/96                       A-1+      P-1    20,000        19,899,511
      5.36%      12/12/96                      A-1+      P-1    15,000        14,839,200
      5.39%      12/18/96                      A-1+      P-1    20,000        19,766,433
   H.J. Heinz
      5.25%      10/3/96                       A-1+      P-1     9,000         8,997,375
      5.33%      10/18/96                      A-1+      P-1    15,900        15,859,981
   Hershey Foods
      5.26%      10/15/96                      A-1+      P-1    10,500        10,478,522
      5.26%      10/18/96                      A-1+      P-1    27,500        27,431,693
   Kellogg Company
      5.33%      11/14/96                      A-1+      P-1    25,000        24,837,138
      5.33%      11/15/96                      A-1+      P-1    10,000         9,933,375
      5.33%      11/27/96                      A-1+      P-1    15,000        14,873,413
----------------------------------------------------------------------------------------
                                                                             223,552,408
----------------------------------------------------------------------------------------

Household Products - 2.8%
   Clorox Company
      5.30%      11/26/96                      A-1+      P-1    23,540        23,345,926
   Colgate-Palmolive Co.
      5.35%      10/8/96                       A-1       P-1    22,000        21,977,114
   Procter & Gamble Co.
      5.30%      11/18/96                      A-1       P-1    10,200        10,127,920
      5.38%      12/20/96                      A-1       P-1    17,730        17,518,028
----------------------------------------------------------------------------------------
                                                                              72,968,988
----------------------------------------------------------------------------------------

Insurance, Property & Casualty - 3.8%
   Chubb Capital Corp.
      5.27%      10/11/96                      A-1+      P-1    18,000        17,973,650
      5.33%      10/17/96                      A-1+      P-1    18,069        18,026,197
   Marsh & McClennan Companies Inc.
      5.48%      12/13/96                      A-1+      P-1    20,000        19,777,756
      5.65%      2/10/97                       A-1+      P-1    10,000         9,792,833
      5.60%      2/27/97                       A-1+      P-1    15,000        14,652,333
      5.63%      3/20/97                       A-1+      P-1    20,000        19,468,278
----------------------------------------------------------------------------------------
                                                                              99,691,047
----------------------------------------------------------------------------------------

Integrated Oil - 0.9%
   Shell Oil Co.
      5.25%      11/22/96                      A-1+      P-1    25,000        24,810,417
----------------------------------------------------------------------------------------

Machinery & Tools - 1.7%
   Dover Corp.
      5.35%      10/24/96                      A-1+     --      20,000        19,931,639
      5.40%      10/25/96                      A-1+     --      20,000        19,928,000

========================================================================================

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                   Rating         Par
PRIME SERIES (continued)                       S&P     Moody's   (000)          Value
----------------------------------------------------------------------------------------

 Commercial Paper (continued)

Machinery & Tools (concluded)
   Illinois Tool Works
      5.35%      10/1/96                       A-1+      P-1   $ 5,000       $ 5,000,000
----------------------------------------------------------------------------------------
                                                                              44,859,639
----------------------------------------------------------------------------------------

Oil Transportation - 3.2%
   Colonial Pipeline
      5.43%      10/15/96                      A-1+      P-1    17,000        16,964,102
      5.45%      10/16/96                      A-1+      P-1    20,200        20,154,129
      5.39%      11/12/96                      A-1+      P-1    15,000        14,905,675
      5.43%      12/16/96                      A-1+      P-1     6,500         6,425,488
      5.44%      1/15/97                       A-1+      P-1    12,000        11,807,787
      5.47%      2/6/97                        A-1+      P-1    14,500        14,217,991
----------------------------------------------------------------------------------------
                                                                              84,475,172
----------------------------------------------------------------------------------------

Paper - 0.4%
   Weyerhaeuser Co.
      5.31%      12/3/96                       A-1       P-1    11,600        11,492,207
----------------------------------------------------------------------------------------

Pharmaceuticals - 8.8%
   Abbott Laboratories
      5.33%      10/22/96                      A-1+      P-1    10,059        10,027,725
      5.32%      10/23/96                      A-1+      P-1    25,000        24,918,722
      5.33%      10/23/96                      A-1+      P-1    13,429        13,385,259
   Eli Lilly & Co.
      5.28%      11/15/96                      A-1+      P-1    10,000         9,934,000
      5.33%      2/6/97                        A-1+      P-1    12,000        11,772,587
      5.57%      2/24/97                       A-1+      P-1     7,500         7,330,579
   Pfizer, Inc.
      5.30%      10/10/96                      A-1+      P-1    15,000        14,980,125
   Schering-Plough Corp.
      5.32%      9/18/96                       A-1+      P-1    19,700        19,589,374
      5.41%      11/14/96                      A-1+      P-1     4,400         4,370,906
      5.40%      11/19/96                      A-1+      P-1    10,000         9,926,500
      5.42%      11/26/96                      A-1+      P-1     7,000         6,940,982
      5.27%      11/26/96                      A-1+      P-1    15,000        14,877,033
   Warner-Lambert Co.
      5.27%      10/4/96                       A-1+      P-1    40,000        39,982,433
      5.30%      10/30/96                      A-1+      P-1    15,000        14,935,958
      5.27%      12/6/96                       A-1+      P-1    20,000        19,806,767
      5.25%      1/15/97                       A-1+      P-1    10,000         9,845,417
----------------------------------------------------------------------------------------
                                                                             232,624,367
----------------------------------------------------------------------------------------

Publishing - 0.7%
   Knight-Ridder Inc.
      5.35%      10/18/96                      A-1+      P-1     7,500         7,481,052


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                   Rating         Par
PRIME SERIES (continued)                       S&P    Moody's    (000)          Value
----------------------------------------------------------------------------------------

 Commercial Paper (continued)

Publishing (concluded)
   RR Donnelley & Sons, Inc.
      5.27%      10/7/96                       A-1+      P-1   $12,000      $ 11,989,460
----------------------------------------------------------------------------------------
                                                                              19,470,512
----------------------------------------------------------------------------------------

Railroad - 1.1%
   Norfolk Southern Corp.
      5.42%      10/29/96                      A-1+      P-1    30,000        29,873,533
----------------------------------------------------------------------------------------


Retail, General - 1.9%
   J.C. Penney Fund Co.
      5.28%      10/29/96                      A-1+      P-1    20,000        19,920,800
      5.39%      11/13/96                      A-1+      P-1    15,000        14,903,429
   Wal-Mart Stores
      5.27%      10/29/96                      A-1+      P-1    15,000        14,938,517
----------------------------------------------------------------------------------------
                                                                              49,762,746
----------------------------------------------------------------------------------------

Structured Finance - 4.5%
   CIESCO, L.P.
      5.28%      10/30/96                      A-1+      P-1    10,000         9,957,466
      5.32%      11/26/96                      A-1+      P-1    25,000        24,793,111
   Corporate Asset Funding Company, Inc.
      5.27%      10/10/96                      A-1+      P-1    11,000        10,985,508
      5.43%      10/16/96                      A-1+      P-1    20,000        19,954,750
      5.30%      10/25/96                      A-1+      P-1    20,000        19,929,333
      5.37%      11/21/96                      A-1+      P-1    20,000        19,847,850
      5.35%      12/20/96                      A-1+      P-1    15,000        14,821,667
----------------------------------------------------------------------------------------
                                                                             120,289,685
----------------------------------------------------------------------------------------

Telephone - 5.7%
   Ameritech Capital Funding Corp.
      5.34%      10/30/96                      A-1+      P-1    20,000        19,913,966
      5.29%      12/6/96                       A-1+      P-1    25,000        24,757,542
      5.20%      12/10/96                      A-1+      P-1    15,000        14,848,333
      5.40%      1/27/97                       A-1+      P-1    15,000        14,734,500
   Ameritech Corp.
      5.27%      10/18/96                      A-1+      P-1    10,000         9,975,114
      5.40%      12/2/96                       A-1+      P-1    15,000        14,860,500
   BellSouth Telecommunications
      5.27%      10/11/96                      A-1+      P-1     8,000         7,988,289
      5.28%      10/24/96                      A-1+      P-1     8,000         7,973,013
   Southwestern Bell Telephone Co.
      5.39%      10/25/96                      A-1+      P-1    25,000        24,910,167
      5.31%      10/31/96                      A-1+      P-1    11,580        11,528,759
----------------------------------------------------------------------------------------
                                                                             151,490,183
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                   Rating         Par
PRIME SERIES (continued)                       S&P     Moody's   (000)          Value
----------------------------------------------------------------------------------------

 Commercial Paper (concluded)

Waste Management - 3.1%
   WMX Technologies
      4.78%      11/1/96                       A-1       P-1   $10,000    $    9,958,838
      5.32%      11/5/96                       A-1       P-1    15,000        14,922,417
      5.50%      12/11/96                      A-1       P-1    15,000        14,837,292
      5.35%      1/24/97                       A-1       P-1    15,000        14,743,646
      5.67%      4/11/97                       A-1       P-1    15,000        14,546,400
      5.54%      5/13/97                       A-1       P-1    15,000        14,482,933
----------------------------------------------------------------------------------------
                                                                              83,491,526

----------------------------------------------------------------------------------------
   Total Commercial Paper                                                  2,249,479,632
----------------------------------------------------------------------------------------

 Variable Rate Note - 4.7%

   Associates Corp. Master Note
      5.20%(b)   12/1/96                       A-1+      P-1    75,000        75,000,000
   Coca-Cola Master Note
      5.46%(b)   1/17/97                       A-1+      P-1    50,000        50,000,000
----------------------------------------------------------------------------------------
   Total Variable Rate Note                                                  125,000,000
----------------------------------------------------------------------------------------

 Federal Home Loan Bank - 1.3%

   FHLB
      6.00%      11/1/96                       AAA      --      25,000        24,885,042
      5.28%      1/6/97                        AAA      --      10,000         9,857,733
----------------------------------------------------------------------------------------
   Total Federal Home Loan Bank                                               34,742,775
----------------------------------------------------------------------------------------


 Federal National Mortgage Association - 3.9%

   FNMA
   Discount Note
      5.32%      10/3/96                      --         P-1    10,000         9,997,044
      5.46%      11/15/96                     --         P-1     9,000         8,998,663
   Note
      5.68%      10/7/96                      --         P-1    20,000        20,000,561
      5.31%      10/18/96                     --         P-1    20,000        20,000,000
      5.39%      12/4/96                      --         P-1    10,000        10,004,361
      5.63%      12/19/96                     --         P-1    20,000        20,000,000
      5.45%      2/13/97                      --         P-1    15,000        15,000,000
----------------------------------------------------------------------------------------
   Total Federal National Mortgage Association                               104,000,629
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                   Rating         Par
PRIME SERIES (concluded)                      S&P     Moody's    (000)          Value
----------------------------------------------------------------------------------------

 Repurchase Agreements - 5.2%(c)

   Goldman Sachs
      5.65%(d)   10/1/96                      --        --    $ 38,600   $   38,600,000
   Morgan Stanley & Co.
      5.65%(e)   10/1/96                      --        --     100,000      100,000,000
----------------------------------------------------------------------------------------
   Total Repurchase Agreements                                              138,600,000
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100.0%                                                2,651,823,036(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.0%                              (307,662)
----------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                      $2,651,515,374
========================================================================================

Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($2,396,184,930 / 2,396,188,105 shares outstanding)                        $1.00
========================================================================================

   Flag Investors Class A Share
      ($6,071,072 / 6,070,838 shares outstanding)                                $1.00
========================================================================================

   Flag Investors Class B Share
      ($599 / 599 shares outstanding)                                            $1.00
========================================================================================

   Prime Institutional Share
      ($55,411,841 / 55,412,061 shares outstanding)                              $1.00
========================================================================================

   Quality Cash Reserve Prime Share
      ($193,846,932 / 193,847,114 shares outstanding)                            $1.00
========================================================================================


(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are those in effect on September 30, 1996.
(c) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement.
(d) Dated 9/30/96 to be repurchased on 10/1/96, collateralized by U.S. Treasury Notes with a market value of $39,372,757.
(e) Dated 9/30/96 to be repurchased on 10/1/96, collateralized by U.S. Treasury Notes with a market value of $101,280,062.
(f) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
   Aaa Bonds that are judged to be of the best quality.
   P-1 Commercial  paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA  Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                               Maturity          Par
TREASURY SERIES                                  Date           (000)           Value
========================================================================================
 U.S. Treasury Securities - 99.5%

   U.S. Treasury Bills(a) - 71.0%
      5.150%                                      10/3/96       $ 8,700      $ 8,697,511
      5.175%                                      10/3/96        38,000       37,989,075
      5.110%                                     10/10/96        26,100       26,066,657
      5.110%                                     10/10/96         9,900        9,887,353
      5.130%                                     10/10/96         1,100        1,098,589
      4.900%                                     10/17/96        32,000       31,930,311
      5.145%                                     10/24/96        12,000       11,960,555
      5.180%                                     10/24/96         3,000        2,990,072
      5.000%                                      11/7/96        10,000        9,948,611
      5.000%                                      11/7/96        24,800       24,672,556
      5.020%                                      11/7/96         1,000          994,841
      5.060%                                      11/7/96         1,600        1,591,679
      5.095%                                      11/7/96         1,900        1,890,051
      5.030%                                     11/14/96        12,000       11,926,227
      5.170%                                     11/14/96        20,000       19,873,500
      5.190%                                     11/14/96        30,200       30,008,431
      4.970%                                     11/21/96        50,000       49,647,958
      4.990%                                     11/21/96        18,000       17,872,755
      5.000%                                     11/21/96         4,800        4,766,000
      5.035%                                     11/21/96         4,000        3,971,468
      4.970%                                     11/29/96        18,000       17,853,385
      5.030%                                     11/29/96         4,000        3,967,026
      5.100%                                     11/29/96        27,700       27,468,474
      5.040%                                      12/5/96        30,000       29,727,000
      5.045%                                      12/5/96         1,300        1,288,158
      5.090%                                      12/5/96        22,500       22,293,219
      5.110%                                      12/5/96        25,000       24,769,340
      5.160%                                      12/5/96        14,800       14,662,113
      5.050%                                     12/12/96        10,800       10,690,920
      5.060%                                     12/12/96        13,100       12,967,428
      5.220%                                       1/9/97        12,500       12,318,750
----------------------------------------------------------------------------------------
      Total U.S. Treasury Bills                                              485,790,013
----------------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                 Maturity        Par
TREASURY SERIES (concluded)                        Date         (000)          Value
========================================================================================
U.S. Treasury Securities (concluded)

   U.S. Treasury Notes - 28.5%
      6.875%                                     10/31/96       $55,300    $ 55,367,766
      4.375%                                     11/15/96        40,000      39,955,377
      7.250%                                     11/15/96        65,000      65,142,877
      7.500%                                     12/31/96        34,800      34,940,750
----------------------------------------------------------------------------------------
      Total U.S. Treasury Notes                                             195,406,770
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN U.S. TREASURY SECURITIES - 99.5%                       681,196,783(b)
OTHER ASSETS LESS LIABILITIES, NET - 0.5%                                     3,508,360
----------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                        $684,705,143
========================================================================================

Net Asset Value, Offering and Redemption Price Per:
   Treasury Share
      ($638,170,387 / 638,110,342 shares outstanding)                            $1.00
========================================================================================

   Treasury Institutional Share
      ($46,534,756 / 46,524,573 shares outstanding)                              $1.00
========================================================================================


(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.
(b) Aggregate cost for financial reporting and federal tax purposes.

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES                                     S&P    Moody's   (000)       Value
========================================================================================
 Alabama - 3.6%
   Alabama Housing Finance Authority Multi-
      Family Housing Revenue (Heatherbrooke
      Project), Series C (FNMA LOC)
         3.85%  10/7/96(a)                         A-1+    --      $ 9,900   $ 9,900,000
   Homewood Educational Building Authority
      (Sanford University), Series 1988 A
      (First Alabama Bank LOC)
         3.95%  10/7/96(a)                          --     VMIG-1    4,720     4,720,000
   Homewood Educational Building Authority
      (Sanford University), Series 1988 B
      (First Alabama Bank LOC)
         3.95%  10/7/96(a)                          --     VMIG-1    5,665     5,665,000
----------------------------------------------------------------------------------------
                                                                              20,285,000
----------------------------------------------------------------------------------------

 Arizona - 2.9%
   Salt River Project, Agricultural Improvement
      and Power District
         3.65%  10/11/96(b)                        A-1+    P-1      16,198    16,198,000
----------------------------------------------------------------------------------------

 Arkansas - 1.5%
   Arkansas State Development Authority Health
      Care Facility (Sisters of Mercy)
      (ABN-Amro Bank N.V. LOC)
         3.80%  10/7/96(a)                         A-1+    VMIG-1    8,100     8,100,000
----------------------------------------------------------------------------------------

 Colorado - 4.6%
   Colorado Health Facility Authority (Boulder
      Community Hospital),Series 1989 B (MBIA
      Insurance)
         3.80%  10/7/96(a)                         A-1+    VMIG-1    4,685     4,685,000
   Colorado State General Fund TRAN
         4.50%  6/27/97(b)                         SP-1+   MIG-1    15,000    15,071,995
   Moffat County PCR Bonds, Series 1984
      (Tri-State)
         3.95%  10/7/96(a)                         A-1+    P-1       6,100     6,100,000
----------------------------------------------------------------------------------------
                                                                              25,856,995
----------------------------------------------------------------------------------------

 Florida - 1.6%
   Sunshine State Government Financing Authority
         3.60%  10/15/96(b)                        A-1+   --         8,975     8,975,000
----------------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
Georgia - 7.1%
   Burke County Development Authority
      PCR (Georgia Power Co. Vogtle Project)
         4.00%  10/1/96(a)                         A-1     VMIG-1  $ 6,900   $ 6,900,000
   Clayton County Housing Authority,
      Multi-Family Housing Revenue Refunding
      (Chateau Forest Apartments Project)
      (FGICInsurance)
         3.90%  10/7/96(a)                         A-1+    VMIG-1   10,300    10,300,000
   Cobb County Housing Authority RB(Post Mill
      Project), Series 1995 DN (FNMALOC)
         3.85%  10/7/96(a)                         A-1+    --        6,100     6,100,000
   Dekalb County Multi-Family Housing Bonds
      (Camden Brooke Project) (FNMALOC)
         3.85%  10/7/96(a)                          --     VMIG-1    4,500     4,500,000
   Smyrna Housing Authority RB(Post Valley
      Project), Series 1995 DN (FNMALOC)
         3.85%  10/7/96(a)                         A-1+    --       12,000    12,000,000
----------------------------------------------------------------------------------------
                                                                              39,800,000
----------------------------------------------------------------------------------------

 Idaho - 4.1%
   Custer County PCR (Amoco Project)
         3.40%  10/1/96(b)                         A-1+    VMIG-1    6,000     6,000,000
   Idaho State TAN
         4.50%  6/30/97(b)                         SP-1+   MIG-1    17,000    17,073,118
----------------------------------------------------------------------------------------
                                                                              23,073,118
----------------------------------------------------------------------------------------

 Illinois - 14.3%
   Chicago Tender Notes, Series A (Morgan
      Guaranty LOC)
         3.65%  10/31/96(b)                        A-1+    VMIG-1   12,600    12,600,000
   Cook County Tender Notes Capital Equipment,
      Series A (Northern Trust LOC)
         3.90%  10/7/96(a)                         SP-1+   VMIG-1    4,800     4,800,000
   Illinois Development Finance Authority PCR
      (Commonwealth Edison Co. Project),
      Series 94C (ABN-Amro Bank N.V. LOC)
         3.85%  10/7/96(a)                         A-1+    P-1       7,700     7,700,000
   Illinois Development Finance Authority RB
      (Chicago Symphony Orchestra Project)
      (Northern Trust LOC)
         3.90%  10/7/96(a)                         A-1     VMIG-1   11,300    11,300,000


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 Illinois (continued)
   Illinois Educational Facilities Authority
      Adjustable Demand RB (John F. Kennedy
      Health Care Foundation) (Harris
      Trust & Savings Bank LOC)
         3.75%  2/13/97(b)                         A-1+   --       $12,800   $12,800,000
   Illinois Health Facilities Authority
      (Evanston Hospital Corp.), Series 96
         3.95%   8/15/97(b)                        A-1+    VMIG-1    5,000     5,000,000
   Illinois Health Facilities Authority RB
      (Lutheran Institute), Series 1985 DN
      (Credit Suisse LOC)
         3.50%  10/7/96(a)                         A-1+    VMIG-1   13,000    13,000,000
   Illinois Health Facilities Authority
      Variable Rate Demand RB, Revolving
      Fund Pooled Financing Program
      (The University of Chicago Project)
         3.75%  1/30/97(b)                         A-1+    VMIG-1   11,400    11,400,000
   Illinois State Toll Highway Authority,
      Toll Highway Priority, Series B
      (Societe Generale LOC)
         3.80% 10/7/96(a)                          A-1+    VMIG-1    1,400     1,400,000
----------------------------------------------------------------------------------------
                                                                              80,000,000
----------------------------------------------------------------------------------------

 Indiana - 8.4%
   Evansville Hospital Authority
      Hospital Revenue (Daughters of Charity,
      St. Mary's Medical Center)
         3.85%  10/7/96(a)                         A-1+    VMIG-1    7,000     7,000,000
   Hamilton County Hospital Authority RB
      (Daughters of Charity), Series 1983 D
         3.85%  10/7/96(a)                         A-1+    VMIG-1    4,660     4,660,000
   Indiana Health Facilities Financing
      Authority Hospital RB (Methodist Hospital)
      (Credit Suisse LOC)
         3.90%  10/7/96(a)                         A-1+    VMIG-1    5,000     5,000,000
   Indianapolis Gas Utility System, Citizens'
      Gas and Coke Utility
         3.70%  10/11/96(b)                        A-1+    P-1       5,000     5,000,000

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
    Petersburg PCR (Indianapolis Power & Light
      Company) (AMBAC Insurance)
         3.80%  10/7/96(a)                         --      VMIG-1  $14,100   $14,100,000
    Petersburg Refunding PCR (Indianapolis
      Power & Light Company)
         3.70%  12/13/96(b)                        A-1+    VMIG-1    7,500     7,500,000
    Purdue University, Trustees of Student
      Fee Bonds
         3.80%  10/7/96(a)                         A-1+    VMIG-1    3,600     3,600,000
----------------------------------------------------------------------------------------
                                                                              46,860,000
----------------------------------------------------------------------------------------

 Iowa - 4.9%
   Council Bluffs PCR (Illinois Gas
      and Electric Company)
         3.90%  10/7/96(a)                         A-1+    VMIG-1    7,600     7,600,000
    Louisa County Refunding PCR
      (Rabo Bank Nederland LOC)
         3.80%  10/7/96(a)                         A-1+    VMIG-1   19,500    19,500,000
----------------------------------------------------------------------------------------
                                                                              27,100,000
----------------------------------------------------------------------------------------

 Louisiana - 5.5%
   East Baton Rouge Parish (Georgia Pacific
      Corp.) PCR (Toronto Dominion LOC)
         3.80%  10/7/96(a)                         --      P-1       2,700     2,700,000
   Louisiana Offshore Terminal Authority
      Deepwater Port Refunding RB
      (Union Bank of Switzerland LOC)
         3.90%  10/7/96(a)                         A-1+   --         3,300     3,300,000
   Louisiana Public Facilities Authority
      College and Equipment, Series A (Societe
      Generale LOC)
         3.90%  10/7/96(a)                         A-1+    VMIG-1   10,600    10,600,000
   Plaquemines Port, Harbor and Terminal
      Facilities Refunding RB
      (Electro-Coal Transfer Corporation Project)
         3.55%  11/20/96(b)                        --      P-1       2,600     2,600,000
         3.65%  12/2/96(b)                         --      P-1      11,325    11,325,000
----------------------------------------------------------------------------------------
                                                                              30,525,000
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 Maryland - 3.4%
   Maryland Health & Higher Education
      Facility Authority (Daughters of Charity,
      National Health System, St. Agnes Hospital)
         3.85%  10/7/96(a)                         A-1+    VMIG-1  $ 5,200   $ 5,200,000
   Maryland State Community Development
      Administration, Department of Housing and
      Community Development, Single Family
      Program, First Series RB
         3.45%  10/1/96(b)                         --      VMIG-1    7,500     7,500,000
   Maryland State Health & Higher Education
      Authority (Daughters of Charity)
         3.85%  10/7/96(a)                         --      VMIG-1    3,300     3,300,000
   University of Maryland University
      Revenue, Revolving Equipment Loan Series
      (Student Loan Marketing Assoc. LOC)
         3.70%  10/7/96(a)                         A-1+    VMIG-1    3,200     3,200,000
----------------------------------------------------------------------------------------
                                                                              19,200,000
----------------------------------------------------------------------------------------

 Massachusetts - 2.5%
   Massachusetts Health and Education
   Facility Authority (Capital Assets),
   Series D (MBIA Insurance)
         3.85%  10/7/96(a)                         A-1+    VMIG-1   14,000    14,000,000
----------------------------------------------------------------------------------------

 Minnesota - 2.2%
   Becker PCR (Northern States Power
      Company - Sherbourne Generating
      Station Project)
         3.65%  11/1/96(b)                         A-1+    VMIG-1    6,700     6,700,000
   Regents of The University of Minnesota TECP
         3.65%  10/25/96(b)                        A-1+    P-1       3,300     3,300,000
         3.65%  10/25/96(b)                        A-1+    P-1       2,000     2,000,000
----------------------------------------------------------------------------------------
                                                                              12,000,000
----------------------------------------------------------------------------------------

 Missouri - 1.1%
   Missouri Environmental Improvement
      PCR (National Rural Utilities),
      Series M
         3.95%   10/7/96(a)                        A-1+    VMIG-1    5,800     5,800,000
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 New Jersey - 1.5%
   Gloucester County Pollution Control
      Authority Refunding RB
      (Mobil Oil Refining Corporation Project)
         3.50%  10/7/96(a)                         A-1+    VMIG-1   $3,000   $ 3,000,000
   Mercer County Improvement RB
      (Credit Suisse LOC)
         3.60%  10/7/96(a)                         A-1+    VMIG-1    1,800     1,800,000
   New Jersey Economic Development Authority
      PCR Refunding Bonds
      (Public Service Electric & Gas Co. Project)
      (Swiss Bank LOC)
         3.50%  10/7/96(a)                         A-1+    VMIG-1    3,300     3,300,000
----------------------------------------------------------------------------------------
                                                                               8,100,000
----------------------------------------------------------------------------------------

 New York - 0.1%
   Triborough Bridge and Tunnel Authority
      (FGIC Insurance)
         3.80%  10/7/96(a)                         A-1+    VMIG-1      600       600,000
----------------------------------------------------------------------------------------

 North Carolina - 0.2%
   North Carolina Educational Facilities
      Finance Agency (Duke University)
         3.75%  10/7/96(a)                         A-1+    VMIG-1      500       500,000
   North Carolina Educational Facilities
      Finance Agency (Duke University),
      Series 1987 A
         3.75%  10/7/96(a)                         A-1+    VMIG-1      800       800,000
----------------------------------------------------------------------------------------
                                                                               1,300,000
----------------------------------------------------------------------------------------

 Ohio - 2.2%
   Clermont County Adjustable Rate Hospital
      Facilities RB (Mercy Health System)
         3.95%  10/7/96(a)                         A-1+    VMIG-1    6,436     6,436,000
   Ohio Air Pollution Control Variable Rate
      Demand Refunding RB (PPG Industries)
         4.05%  10/7/96(a)                         A-1     VMIG-1    6,000     6,000,000
----------------------------------------------------------------------------------------
                                                                              12,436,000
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 Oklahoma - 2.0%
   Oklahoma Industries Authority Hospital
      Revenue, St. Anthony Parking Garage B
      (Morgan Guaranty LOC)
         3.65%  12/3/96(b)                         --      VMIG-1  $ 2,365   $ 2,365,000
   Oklahoma Industries Authority, Medical
      Practice Facility RB (SSM Health Care)
      (Morgan Guaranty LOC)
         3.65%  12/3/96(b)                         --      VMIG-1    5,560     5,560,000
   Oklahoma Water Resources Board, State
      Loan Program RB (Swiss Bank LOC)
         3.70%  3/3/97(b)                          A-1+    --        3,000     3,000,000
----------------------------------------------------------------------------------------
                                                                              10,925,000
----------------------------------------------------------------------------------------

 Pennsylvania - 0.3%
   Philadelphia Higher Education & Hospital
      Authority (Children's Hospital of
      Philadelphia Project)
         4.00%  10/1/96(a)                         A-1+    --        1,500     1,500,000
----------------------------------------------------------------------------------------

 Tennessee - 1.6%
   Metropolitan Nashville Airport Authority,
      Airport Improvement Refunding RB
      (Societe Generale LOC)
         3.85%  10/7/96(a)                         A-1+    VMIG-1    8,900     8,900,000
----------------------------------------------------------------------------------------

 Texas - 13.4%
   Austin Utility System (Travis and
      Williamson Counties) (Swiss Bank LOC)
         3.65%  10/25/96(b)                        A-1+    P-1       3,900     3,900,000
   Dallas Area Rapid Transportation Sales
      Tax Revenue, Series A (Credit Suisse LOC)
         3.65%  10/25/96(b)                        A-1+    P-1       5,000     5,000,000
   Gulf Coast Waste Disposal Authority
      PCR (Exxon)
         3.90%  10/1/96(a)                         A-1+    VMIG-1    2,100     2,100,000
   Harris County Health Facilities Development
      Hospital RB (San Jacinto Methodist
      Hospital Project) (Morgan Guaranty LOC)
         3.60%   12/2/96(b)                        --      VMIG-1   20,250    20,247,971

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
   Harris County Toll Road, Series H
         3.80%  10/7/96(a)                         A-1+    VMIG-1  $ 3,800   $ 3,800,000
   Hockley County Industrial Development
      Corp. (Amoco Project)
         3.60%  11/1/96(b)                         A-1+    P-1       8,000     8,000,000
   Lower Neches Valley Authority
      (Chevron Inc.)
         3.65%  2/18/97(b)                         A-1+    --        6,500     6,500,000
   State of Texas Public Finance Authority GO
         3.70%  12/12/96(b)                        A-1+    P-1       9,600     9,600,000
   State of Texas TRAN
         4.75%  8/29/97(b)                         SP-1+   MIG-1     5,000     5,034,285
   Texas Higher Education Authority
      Facilities Revenue, Series 85B
      (FGIC Insurance)
         3.90%  10/7/96(a)                         A-1+    VMIG-1    5,150     5,150,000
   Yoakum County Industrial Development
      Adjustable Rate PCR
      (Amoco Company Project)
         3.60%  11/1/96(b)                         A-1+    VMIG-1    5,265     5,265,000
----------------------------------------------------------------------------------------
                                                                              74,597,256
----------------------------------------------------------------------------------------

 Utah - 3.7%
   Intermountain Power Agency, Power Supply
      RB (Morgan Guaranty LOC)
         3.93%  6/16/97(b)                         A-1+    VMIG-1    7,500     7,500,000
   Intermountain Power Agency, Power Supply
      RB (Swiss Bank LOC)
         3.50%  10/15/96(b)                        A-1+    VMIG-1   13,000    13,000,000
----------------------------------------------------------------------------------------
                                                                              20,500,000
----------------------------------------------------------------------------------------

 Virginia - 0.1%
   Hampton Roads Regional Jail Authority,
      Variable Rate Demand RB (Regional Jail
      Facility) (Wachovia LOC)
         3.90%  10/7/96(a)                         A-1+    VMIG-1      800       800,000
----------------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)

                                                       Rating         Par
TAX-FREE SERIES (continued)                         S&P    Moody's   (000)       Value
========================================================================================
 Washington - 3.0%
   Chelan County Public Utility District
      No.1 (Chelan Hydro Consolidated
      System), Series 1995 A DN
      (Credit Suisse LOC)
         3.80%  10/7/96(a)                         A-1+    VMIG-1  $ 3,475   $ 3,475,000
   King County Sewer Revenue Notes
         3.70%  10/1/96(b)                         A-1     P-1       8,500     8,500,000
   King County Sewer Revenue Notes,
      Series A
         3.70%  12/12/96(b)                        A-1     P-1       5,000     5,000,000
----------------------------------------------------------------------------------------
                                                                              16,975,000
----------------------------------------------------------------------------------------

 Wisconsin - 2.5%
   Pleasant Prairie Village Refunding PCR
      (Wisconsin Electric Power Company Project)
         3.85%  10/7/96(a)                         A-1+    P-1      10,000    10,000,000
   Wisconsin Health Facilities
      Authority RB
      (Daughters of Charity, St. Mary's Hospital)
         3.85%  10/7/96(a)                         --      VMIG-1    3,800     3,800,000
----------------------------------------------------------------------------------------
                                                                              13,800,000
----------------------------------------------------------------------------------------

 Wyoming - 1.3%
   Sweetwater County PCR
      (Idaho Power Co.), Series B
         4.08%  10/7/96(a)                         A-1     VMIG-1    7,100     7,100,000
----------------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



TAX-FREE SERIES (continued)                                                      Value
========================================================================================
   TOTAL INVESTMENTS - 99.6%                                               $555,306,369(c)

   OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.4%                          2,217,479
----------------------------------------------------------------------------------------

   NET ASSETS - 100.0%                                                     $557,523,848
----------------------------------------------------------------------------------------

   Net Asset Value, Offering and
     Redemption Price Per Share
      ($557,523,848 / 557,597,126 shares outstanding)                              $1.00
========================================================================================


(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days'notice. Interest rates are redetermine periodically.
    Rates  shown are those in  effect on  September  30,  1996.
(b) Security has an outstanding call, mandatory put or optional put by the issuer. Par value and maturity date reflect such call or put.
(c) Aggregate cost for financial reporting and federal tax purposes.

                       See Notes to Financial Statements.

                                                                              23


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)
                                                       Rating         Par
TAX-FREE SERIES (concluded)
================================================================================
Investment Abbreviations:
   BAN      Bond Anticipation Notes
   GO       General Obligation Bonds
   IDA      Industrial Development Authority
   IDR      Industrial Development Revenue Bonds
   LOC      Letter of Credit
   PCR      Pollution Control Revenue Bonds
   RAN      Revenue Anticipation Notes
   RB       Revenue Bonds
   TAN      Tax Anticipation Notes
   TECP     Tax-Exempt Commercial Paper
   TRAN     Tax Revenue Anticipation Notes

INSURANCE ABBREVIATIONS:
   AMBAC    AMBAC Indemnity Corp.
   MBIA     Municipal Bond Investors Assurance
   FGIC     Financial Guaranty Insurance Corporation

MOODY'S MUNICIPAL BOND RATINGS:
   Aaa      Bonds that are judged to be of the best quality.
   Aa       Bonds that are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
   MIG-1    Notes bearing this designation are of the best quality.
   VMIG-1   Variable rate demand  obligations  bearing this designation are of the best quality.
   P-1      Commercial  paper bearing this  designation is of the best quality.

S&P MUNICIPAL BOND RATINGS:
   AAA      Obligations that are of the highest quality.
   AA       Obligations that have the second  strongest  capacity for payment of debt service.  Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   SP-1     Notes that have a strong  capacity to pay  principal  and  interest.
            Those   issues   determined   to   possess    overwhelming    safety
            characteristics are assigned a plus (+) designation.
   A-1      Commercial paper that has a strong degree of safety regarding timely payment.  Those  issues  determined  to possess  very strong  safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

24


ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations (Unaudited)
For the six months ended September 30, 1996

                                                 Prime         Treasury       Tax-Free
                                                 Series         Series         Series
----------------------------------------------------------------------------------------
Investment Income (Note 1):
   Interest income                            $73,729,458     $18,174,027    $10,020,531

Expenses:
   Distribution fee (Note 2)                    3,661,677         820,459        720,001
   Investment advisory fee (Note 2)             3,651,417         869,155        794,633
   Transfer agent fee                             540,474         120,000         78,087
   Custodian fee                                  156,070          75,001         45,661
   Accounting fee (Note 2)                         78,911          62,795         31,922
   Directors' fees                                 48,158          12,534         24,066
   Registration fees                               84,868          25,073         48,877
   Legal fees                                      28,894          12,534         10,027
   Printing and postage fees                      191,225          47,300         37,777
   Other expenses                                  65,107          53,946         26,958
            Total expenses                      8,506,801       2,098,797      1,818,009
            Less: Fees waived (Note 2)            (57,988)             --             --
              Net expenses                      8,448,813       2,098,797      1,818,009
Net investment income                          65,280,645      16,075,230      8,202,522
Net realized gain from security
   transactions                                        --           8,567         12,136
Net increase in net assets resulting
   from operations                            $65,280,645     $16,083,797    $ 8,214,658

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND. INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                            September 30, 1996


                                                                   PRIME SERIES
---------------------------------------------------------------------------------------------

                                                       Six Months Ended          Year Ended
                                                        September 30,             March 31,
                                                           1996(1)                  1996
                                                       ----------------          ----------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                                $   65,280,645         $  107,454,378
   Net realized gain/(loss) on sales of investments                 --                 (6,050)
                                                        --------------         --------------
   Net increase in net assets resulting
     from operations                                        65,280,645            107,448,328

Distributions to Shareholders From:
   Net investment income:
     Alex. Brown Cash Reserve Prime, Treasury and
       Tax-Free Shares, respectively                       (59,516,901)           (99,181,255)
     Alex. Brown Cash Reserve Institutional Shares          (1,619,636)            (1,334,079)
     Flag Investors Class A Shares                            (140,207)              (402,702)
     Flag Investors Class B Shares                                (132)                  (300)
     Quality Cash Reserve Prime Shares                      (4,003,769)            (6,536,042)
                                                        --------------         --------------
     Total distributions                                   (65,280,645)          (107,454,378)

Capital Share Transactions, net -- (Note 3)                 48,735,599          1,016,482,516
                                                        --------------         --------------
   Total increase/(decrease) in net assets                  48,735,599          1,016,476,466
Net Assets:
   Beginning of period                                   2,602,779,775          1,586,303,309
                                                        --------------         --------------
   End of period                                        $2,651,515,374         $2,602,779,775
                                                        ==============         ==============

-----------
(1) Unaudited.

ALEX. BROWN CASH RESERVE FUND. INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)


                                                                  TREASURY SERIES                         TAX-FREE SERIES
---------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended      Year Ended        Six Months Ended     Year Ended
                                                            September 30,        March 31,          September 30,       March 31,
                                                               1996(1)             1996                1996(1)            1996
                                                          ----------------      ----------        ----------------     ----------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                                    $ 16,075,230       $ 32,463,791         $  8,202,522      $ 17,012,671
   Net realized gain/(loss) on sales of investments                8,567             51,785               12,136             4,419
                                                            ------------       ------------         ------------      ------------
   Net increase in net assets resulting
     from operations                                          16,083,797         32,515,576            8,214,658        17,017,090

Distributions to Shareholders From:
   Net investment income:
     Alex. Brown Cash Reserve Prime, Treasury and
       Tax-Free Shares, respectively                         (14,857,570)       (30,565,630)          (8,201,671)      (17,012,671)
     Alex. Brown Cash Reserve Institutional Shares            (1,217,660)        (1,898,161)                  --                --
     Flag Investors Class A Shares                                    --                 --                   --                --
     Flag Investors Class B Shares                                    --                 --                   --                --
     Quality Cash Reserve Prime Shares                                --                 --                   --                --
                                                            ------------       ------------         ------------      ------------
     Total distributions                                     (16,075,230)       (32,463,791)          (8,201,671)      (17,012,671)

Capital Share Transactions, net -- (Note 3)                  (33,940,339)       192,365,923          (13,996,139)       96,118,352
                                                            ------------       ------------         ------------      ------------
   Total increase/(decrease) in net assets                   (33,931,772)       192,417,708          (13,983,152)       96,122,771
Net Assets:
   Beginning of period                                       718,636,915        526,219,207          571,507,000       475,384,229
                                                            ------------       ------------         ------------      ------------
   End of period                                            $684,705,143       $718,636,915         $557,523,848      $571,507,000
                                                            ============       ============         ============      ============


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                            Six months ended
                                                          September 30, 1996(1)
================================================================================

Per Share Operating Performance:
   Net asset value at beginning of period                        $ 1.00
Income from Investment Operations:
   Net investment income                                         0.0239
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                    (0.0239)
                                                                -------
   Net asset value at end of period                              $ 1.00
                                                                =======
Total Return:
   Based on net asset value per share                              4.82%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                        0.60%(2)
   Net investment income                                           4.77%(2)
Supplemental Data:
   Net assets at end of period                            $2,396,184,930
   Number of shares outstanding at
     end of period                                         2,396,188,105
-----------
(1) Unaudited.
(2) Annualized.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Year ended March 31,
==================================================================================================================================
                                                 1996               1995             1994               1993               1992
Per Share Operating Performance:
   Net asset value at beginning of period       $ 1.00            $ 1.00           $ 1.00             $ 1.00             $ 1.00
Income from Investment Operations:
   Net investment income                        0.0524            0.0442           0.0262             0.0295             0.0485
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                   (0.0524)          (0.0442)         (0.0262)           (0.0295)           (0.0485)
                                               -------           -------          -------            -------            -------
   Net asset value at end of period             $ 1.00            $ 1.00           $ 1.00             $ 1.00             $ 1.00
                                               =======           =======          =======            =======            =======
Total Return:
   Based on net asset value per share             5.36%             4.51%            2.65%              2.99%              4.96%
Ratios to Average Daily Net Assets:
   Expenses                                       0.60%             0.61%            0.62%              0.63%              0.61%
   Net investment income                          5.21%             4.46%            2.62%              2.95%              4.84%
Supplemental Data:
   Net assets at end of period           $2,386,681,216    $1,472,079,739   $1,350,334,979     $1,470,711,552     $1,505,012,086
   Number of shares outstanding at
     end of period                        2,386,684,392     1,472,077,488    1,350,332,916      1,470,709,489      1,505,010,023

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------
                                                          Six months ended
                                                         September 30, 1996(1)
                                                         ---------------------
Per Share Operating Performance:
   Net asset value at beginning of period                       $ 1.00
Income from Investment Operations:
   Net investment income                                        0.0239
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                   (0.0239)
   Net asset value at end of period                             $ 1.00


Total Return:
   Based on net asset value per share                             4.82%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                       0.60%(2)
   Net investment income                                          4.77%(2)
Supplemental Data:
   Net assets at end of period                               $6,071,072
   Number of shares outstanding at end of period              6,070,838
--------------------------------------------------------------------------------

--------------
(1) Unaudited.
(2) Annualized.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
-----------------------------------------------------------------------------------------------------------------------
                                                                             Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------
                                                       1996          1995         1994           1993         1992

Per Share Operating Performance:
   Net asset value at beginning of period             $ 1.00        $ 1.00       $ 1.00         $ 1.00       $ 1.00
Income from Investment Operations:
   Net investment income                              0.0524        0.0442       0.0262         0.0295       0.0485
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                         (0.0524)      (0.0442)     (0.0262)       (0.0295)     (0.0485)
   Net asset value at end of period                   $ 1.00        $ 1.00       $ 1.00         $ 1.00       $ 1.00


Total Return:
   Based on net asset value per share                   5.36%        4.51%         2.65%         2.99%        4.96%
Ratios to Average Daily Net Assets:
   Expenses                                             0.60%        0.61%         0.62%         0.63%        0.61%
   Net investment income                                5.25%        4.26%         2.62%         2.95%        4.84%
Supplemental Data:
   Net assets at end of period                    $5,976,831    $7,726,696   $18,116,648   $10,392,282   $7,350,424
   Number of shares outstanding at end of period   5,976,824     7,726,698    18,116,633    10,392,267    7,350,409

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.                                   ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------   -------------------------------------------------------------
(For a share outstanding throughout each period)
FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B                     FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
-------------------------------------------------------------------   -------------------------------------------------------------
                                                                       April 3, 1995(2)
                                             Six months ended              through
                                           September 30, 1996(1)       March 31, 1996
-------------------------------------------------------------------   -------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period         $ 1.00                   $ 1.00
                                                 -------                  -------
Income from Investment Operations:
   Net investment income                          0.0200                   0.0361
Less Distributions:
   Dividends from net investment income          (0.0200)                 (0.0361)
                                                 -------                  -------
   Net asset value at end of period               $ 1.00                   $ 1.00
                                                 =======                  =======

Total Return:
   Based on net asset value per share               4.07%(3)                 3.69%(3)
   Ratios to Average Daily Net
Assets:
   Expenses                                         1.35%(3)                 1.38%(3)
   Net investment income                            4.02%(3)                 4.30%(3)
Supplemental Data:
   Net assets at end of period                     $  599                  $10,200
   Number of shares outstanding at end
     of period                                        599                   10,200
-------------------------------------------------------------------   -------------------------------------------------------------

------------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.
                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                            Six months ended
                                                          September 30, 1996(1)
                                                         -----------------------
Per Share Operating Performance:
   Net asset value at beginning of period                       $  1.00
Income from Investment Operations:
   Net investment income                                         0.0252
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                    (0.0252)
   Net asset value at end of period                             $  1.00

Total Return:
   Based on net asset value per share                              5.07%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                        0.35%(2)
   Net investment income                                           5.02%(2)
Supplemental Data:
   Net assets at end of period                               $55,411,841
   Number of shares outstanding at end of period              55,412,061
--------------------------------------------------------------------------------

------------
(1) Unaudited.
(2) Annualized.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1996              1995             1994              1993            1992
Per Share Operating Performance:
   Net asset value at beginning of period            $  1.00           $  1.00          $  1.00           $  1.00         $  1.00
Income from Investment Operations:
   Net investment income                              0.0548            0.0472           0.0294            0.0327          0.0515
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                         (0.0548)          (0.0472)         (0.0294)          (0.0327)        (0.0515)
   Net asset value at end of period                  $  1.00           $  1.00          $  1.00           $  1.00         $  1.00

Total Return:
   Based on net asset value per share                   5.62%             4.82%            2.98%             3.32%           5.27%
Ratios to Average Daily Net Assets:
   Expenses                                             0.35%             0.36%            0.30%             0.31%           0.32%
   Net investment income                                5.32%             4.57%            2.94%             3.24%           5.34%
Supplemental Data:
   Net assets at end of period                    $53,699,315       $11,904,716      $23,437,449       $28,884,078     $21,867,108
   Number of shares outstanding at end of period   53,699,535        11,904,663       23,437,512        28,884,132      21,867,108

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                           Six months ended
                                                         September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                       $  1.00
Income from Investment Operations:
  Net investment income                                         0.0225
Less Distributions:

  Dividends from net investment income
   and/or short-term gains                                     (0.0225)
  Net asset value at end of period                             $  1.00

Total Return:
  Based on net asset value per share                              4.47%(3)
  Ratios to Average Daily Net Assets:
  Expenses                                                        0.89%(3,4)
  Net investment income                                           4.48%(3,5)
Supplemental Data:

  Net assets at end of period                              $193,846,933
  Number of shares outstanding at end of period             193,847,114

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.
(4) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.95% and 0.95% for the six months ended September 30, 1996 and the year ended March 31, 1996, respectively.

(5) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.42% and 4.86% for the six months ended September 30, 1996 and the year ended March 31, 1996, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



QUALITY CASH RESERVE PRIME SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   May 6, 1991(2)
                                                                                                                      through
                                                                            Year ended March 31,                   March 31, 1992
-----------------------------------------------------------------------------------------------------------------------------------
                                               1996              1995               1994                1993
Per Share Operating Performance:

  Net asset value at beginning of period     $  1.00           $  1.00            $  1.00             $  1.00         $  1.00
Income from Investment Operations:           -------           -------            -------             -------         -------
  Net investment income                       0.0493            0.0402             0.0218              0.0253          0.0399
Less Distributions:
  Dividends from net investment income
   and/or short-term gains                   (0.0493)          (0.0402)           (0.0218)            (0.0253)        (0.0399)
                                             -------           -------            -------             -------         -------
  Net asset value at end of period           $  1.00           $  1.00            $  1.00             $  1.00         $  1.00
                                             =======           =======            =======             =======         =======
Total Return:

  Based on net asset value per share            5.04%             4.09%              2.20%               2.53%           4.30%(3)
Ratios to Average Daily Net Assets:
  Expenses                                      0.90%(4)          0.96%              1.06%               1.04%           0.96%(3)
  Net investment income                         4.91%(5)          4.04%              2.18%               2.53%           4.30%(3)
Supplemental Data:
  Net assets at end of period            $156,412,213       $94,592,158        $92,678,440        $101,321,868     $94,887,669
  Number of shares outstanding at
    end of period                         156,412,393        94,591,979         92,678,268         101,321,668      94,887,669

                       See Notes to Financial Statements.
                                                                              37

ALEX. BROWN CASH RESERVE FUND, INC.
-----------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE TREASURY SHARES
-----------------------------------------------------------------------------
                                                          Six months ended
                                                        September 30, 1996(1)
-----------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                       $ 1.00
                                                               ------
  Income  from  Investment Operations:
  Net investment income                                        0.0143
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                                   (0.0143)
                                                              -------
  Net asset value at end of period                            $  1.00

Total Return:
  Based on net asset value per share                             4.62%(2)
Ratios to Average Daily Net Assets:
  Expenses                                                       0.58%(2)
  Net investment income                                          4.59%(2)
Supplemental Data:
  Net assets at end of period                             $638,170,387
  Number of shares outstanding at end of period            638,110,342
--------------------------------------------------------------------------------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.56% for the years ended March 31, 1995, 1994 and 1993, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08%, 2.53% and 2.86% for the years ended March 31, 1995, 1994 and 1993, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                        1996            1995            1994             1993              1992
Per Share Operating Performance:
  Net asset value at beginning of period              $  1.00         $  1.00         $  1.00          $  1.00           $  1.00
                                                      -------         -------         -------          -------           -------
Income from Investment Operations:
  Net investment income                                0.0494          0.0411          0.0255           0.0285            0.0477
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                           (0.0494)        (0.0411)        (0.0255)         (0.0285)          (0.0477)
                                                      -------         -------         -------          -------           -------
  Net asset value at end of period                    $  1.00         $  1.00         $  1.00          $  1.00           $  1.00
                                                      =======         =======         =======          =======           =======
Total Return:
  Based on net asset value per share                     5.05%           4.19%           2.58%            2.89%             4.88%
Ratios to Average Daily Net Assets:
  Expenses                                               0.58%           0.55%(3)        0.54%(3)         0.55%(3)          0.55%
  Net investment income                                  4.94%           4.09%(4)        2.55%(4)         2.87%(4)          4.76%
Supplemental Data:
  Net assets at end of period                     $666,814,158   $512,167,212    $581,724,214     $618,175,839      $725,010,207
  Number of shares outstanding at end of period    666,762,028    512,162,864     581,723,448      618,152,465       725,010,207
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                          Six months ended
                                                        September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                       $ 1.00
                                                               ------
Income from Investment Operations:
  Net investment income                                        0.0227

Less Distributions:
  Dividends from net investment income
    and/or short-term gains                                   (0.0227)
                                                              -------
  Net asset value at end of period                            $  1.00
                                                              =======
Total Return:
  Based on net asset value per share                             4.87%(2)
Ratios to Average Daily Net Assets:
  Expenses                                                       0.33%(2)
  Net investment income                                          4.84%(2)
Supplemental Data:
  Net assets at end of period                              $46,534,756
  Number of shares outstanding at end of period             46,524,573
--------------------------------------------------------------------------------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994 and 1993, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994 and 1993, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                         1996            1995            1994            1993            1992
Per Share Operating Performance:
  Net asset value at beginning of period               $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                       -------         -------         -------         -------         -------
Income from Investment Operations:
  Net investment income                                 0.0523          0.0438          0.0282          0.0314          0.0504
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                            (0.0523)        (0.0438)        (0.0282)        (0.0314)        (0.0504)
                                                       -------         -------         -------         -------         -------
  Net asset value at end of period                     $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                       =======         =======         =======         =======         =======

Total Return:
  Based on net asset value per share                      5.36%           4.47%           2.86%           3.19%           5.17%
Ratios to Average Daily Net Assets:
  Expenses                                                0.33%           0.30%(3)        0.27%(3)        0.26%(3)        0.27%
  Net investment income                                   5.12%           4.15%(4)        2.82%(4)        3.16%(4)        4.90%
Supplemental Data:
  Net assets at end of period                       $51,822,757     $14,051,995     $39,692,848     $60,146,987     $63,834,323

  Number of shares outstanding at end of period      51,813,226      14,046,467      39,688,259      60,140,874      63,834,323
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------
                                                           Six months ended
                                                         September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                        $ 1.00
Income from Investment Operations:
  Net investment income                                         0.0241
Less Distributions:
  Dividends from net investment income
  and/or short-term gains                                      (0.0241)
  Net asset value at end of period                             $  1.00

Total Return:
  Based on net asset value per share                              2.87%(2)
Ratios to Average Daily Net Assets:
  Expenses                                                        0.63%(2)
  Net investment income                                           2.85%(2)
Supplemental Data:
  Net assets at end of period                              $557,523,848
  Number of shares outstanding at end of period             557,597,126
--------------------------------------------------------------------------------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fees was 0.57% for the year ended March 31, 1992.
(4) Ratio of net investment income to average daily net assets prior to partial fees was 3.48% for the year ended March 31, 1992.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE TAX-FREE SHARES (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1996             1995             1994             1993            1992
Per Share Operating Performance:
  Net asset value at beginning of period             $  1.00          $  1.00          $  1.00          $  1.00         $  1.00
                                                     -------          -------          -------          -------         -------
Income from Investment Operations:
  Net investment income                               0.0318            0.0271          0.0184           0.0213          0.0353
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                          (0.0318)          (0.0271)        (0.0184)         (0.0213)        (0.0353)
                                                     -------           -------         -------          -------         -------
  Net asset value at end of period                   $  1.00           $  1.00         $  1.00          $  1.00         $  1.00
                                                     =======           =======         =======          =======         =======
Total Return:
  Based on net asset value per share                    3.23%             2.75%           1.86%            2.15%           3.59%
Ratios to Average Daily Net Assets:
  Expenses                                              0.60%             0.57%           0.58%            0.60%           0.56%(3)
  Net investment income                                 3.16%             2.74%           1.84%            2.13%           3.49%(4)
Supplemental Data:
  Net assets at end of period                    $571,507,000      $475,384,229    $378,859,232     $315,661,447    $304,987,823
  Number of shares outstanding at end of period   571,593,265       475,474,913     378,939,262      315,700,742     305,008,959

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation consisting of three different portfolios, the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five different classes of shares: Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series offers two classes of shares: Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Alex. Brown Cash Reserve Tax-Free Series ("Tax-Free Series") offers only one class of shares. Matters affecting each class are voted on exclusively by the shareholders of that class.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A.  Security   Valuation--The  Fund  maintains  a  dollar-weighted  average maturity of 90 days or less for each portfolio. The securities of each portfolio are valued on the basis of amortized cost, which approximates market value. This method values a security at its cost on the date of purchase, and thereafter, assumes a constant amortization to maturity of any original issue or other discount or premium.

     B. Security Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales, if any, are computed on the basis of specific identification of the securities sold. Interest income is recorded on an accrual basis and includes, when applicable, amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily and distributions or reinvestments of the dividends are made monthly.

     C. Repurchase Agreement--The Prime Series may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book-entry system.

     D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated invest-

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded

     ment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) that is distributed to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes. The Tax-Free Series has a capital loss carryforward of $87,648 (which may be carried forward to offset future taxable capital gains, if any), which begins to expire, if not previously utilized, in the year 2000.

     E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Fund that are not directly attributable to a specific class are prorated among the classes to which the expense relates based on the relative net assets of each class. NOTE

NOTE 2--Advisory Fees and Transactions with Other Affiliates

     The Fund has entered into an investment advisory agreement with Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., with respect to all Series, and a sub-advisory agreement with PNC Institutional Management Corporation ("PIMC") with respect to the Tax-Free Series. Under the terms of the investment advisory agreement, ICC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series, calculated daily and paid monthly, at the annual rate of .02% of the Prime Series' average daily net assets as well as an additional fee with respect to the Tax-Free Series, calculated daily and paid monthly, at the annual rate of .03% of the Tax-Free Series' average daily net assets. Prior to August 23, 1995, ICC received a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .25% of the first $500 million, .21% of the next $500 million, .20% of the next $500 million and .19% of that portion in excess of $1.5 billion.

     As compensation for its subadvisory services, PIMC receives a fee from ICC, calculated daily and paid monthly, at the following annual rates based upon the Tax-Free Series' aggregate average daily net assets: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million, .09% of the next $250 million, .075% of the next $3 billion and .06% of that portion in excess of $4 billion. For the six months ended September 30, 1996, the Fund paid PIMC$399,190 for sub-advisory services for the Tax-Free Series.

     The Fund has agreed to reimburse PFPC Inc., an affiliate of PIMC, for certain costs incurred in providing accounting services to the Tax-Free Series. For the six months ended September 30, 1996, the Fund paid PFPC $31,922 for accounting services for the Tax-Free Series.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--concluded

     ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime, Treasury and Tax-Free Series to preserve or enhance the performance of each Series as compared to certain industry benchmarks, and, if ICC elects to so waive a portion of its fee, PIMC has agreed that it would waive a portion of its fee in the same proportion and for the same time periods as any ICC waiver. No advisory fees were waived for the six months ended September 30, 1996.

     Under the terms of these agreements, ICC and the Fund's distributor will, if necessary, reimburse the Fund for any fiscal year to the extent that expenses (exclusive of any interest, taxes, brokerage commissions and extraordinary expenses) exceed 1% of aggregate average daily net assets of each of the Fund's three Series. The obligation of ICC to reimburse the Fund is limited to the fees actually received by ICC for such fiscal year.

     As compensation for its accounting services, ICC receives from the Prime and Treasury Series an annual fee, calculated daily and paid monthly, based on the two Series' average daily net assets. lCC received $78,911 and $62,795 for accounting services for the six months ended September 30, 1996 for the Prime and Treasury Series, respectively.

     As compensation for its transfer agent services, ICC receives from the Fund's three Series a per account fee, calculated and paid monthly. ICC received $540,474, $120,000 and $78,087 for transfer agent services for the six months ended September 30, 1996 for the Prime, Treasury and Tax-Free Series, respectively.

     The Fund has entered into a distribution agreement with Alex. Brown & Sons Incorporated ("Alex. Brown"). Under the terms of the distribution agreement, Alex. Brown receives a fee from the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Series, at the annual rate of .25% of the aggregate average daily net assets of these classes of shares. Alex. Brown also receives a fee from the Quality Cash Shares and Flag Investors Class B Shares at the annual rate of .60% and 1.00%, respectively, of the aggregate average daily net assets of each class. Alex. Brown voluntarily waived distribution fees in the amount of $57,988 for the Quality Cash Shares for the six months ended September 30, 1996.

     The Fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through September 30, 1996 was approximately $40,500, $14,500 and $10,000 for the Prime, Treasury and Tax-Free Series, respectively, and the accrued liability was approximately $211,000, $75,000 and $52,000 for the Prime, Treasury and Tax-Free Series, respectively.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6,400,000,000 shares of $.001 par value capital stock (3,550,000,000 Prime Series, 1,500,000,000 Treasury Series, 1,000,000,000 Tax-Free Series and 350,000,000 not classified). Changes in shares outstanding during the periods ended September 30, 1996 and March 31, 1996 are listed on the following page.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--concluded                       September 30, 1996
                                            (Unaudited)       March 31, 1996
Prime Series:
   Sold:
     Prime Shares                          10,938,844,772      19,439,463,533
     Flag Investors Class A Shares              3,613,116          12,118,053
     Flag Investors Class B Shares                  4,670              24,535
     Prime Institutional Shares               203,535,745         213,159,539
     Quality Cash Shares                      503,778,591       1,285,040,597
   Issued as reinvestment of dividends:
     Prime Shares                              56,307,220          93,103,137
     Flag Investors Class A Shares                133,453             374,561
     Flag Investors Class B Shares                    399                  --
     Prime Institutional Shares                 1,211,277             753,855
     Quality Cash Shares                        3,842,527           6,300,386
   Redeemed:
     Prime Shares                         (10,985,648,278)    (18,617,959,766)
     Flag Investors Class A Shares             (3,652,327)        (14,242,488)
     Flag Investors Class B Shares                (14,671)            (14,335)
     Prime Institutional Shares              (203,034,496)       (172,118,522)
     Quality Cash Shares                     (470,186,399)     (1,229,520,569)
                                          ---------------     ---------------
       Net increase                            48,735,599       1,016,482,516
                                          ===============     ===============
Treasury Series:
   Sold:
     Treasury Shares                        2,164,014,641       4,043,423,430
     Treasury Institutional Shares            211,355,409         396,793,576
   Issued as reinvestment of dividends:
     Treasury Shares                           14,255,334          28,890,267
     Treasury Institutional Shares                782,613             417,316
   Redeemed:
     Treasury Shares                       (2,206,921,661)     (3,917,714,533)
     Treasury Institutional Shares           (217,426,675)       (359,444,133)
                                           --------------      --------------
       Net increase/(decrease)                (33,940,339)        192,365,923
                                           ==============      ==============
Tax-Free Series:
   Sold                                     2,518,447,605       4,817,984,787
   Issued as reinvestment of dividends          7,795,188          16,116,851
   Redeemed                                (2,540,238,932)     (4,737,983,286)
                                           --------------      --------------
       Net increase/(decrease)                (13,996,139)         96,118,352
                                           ==============      ==============

NOTE 4--Net Assets
     At September 30, 1996, net assets consisted of:

                                                Prime         Treasury       Tax-Free
                                               Series          Series         Series
                                               ------         --------       --------
Paid-in capital                            $2,651,518,882   $684,634,915   $557,597,126
Undistributed net investment income                 2,187            427             --
Undistributed net realized gain/(loss) on
   sales of investments                            (5,695)        69,801        (73,278)
                                           --------------   ------------   ------------
                                           $2,651,515,374   $684,705,143   $557,523,848
                                           ==============   ============   ============

Board of Directors
--------------------------------------------------------------------------------
                                 W. JAMES PRICE
                                    Chairman
            CHARLES W. COLE JR.                EUGENE J. McDONALD
                 Director                           Director

             JAMES J. CUNNANE                   REBECCA W. RIMEL
                 Director                           Director

              RICHARD T. HALE                   TRUMAN T. SEMANS
                 Director                           Director

              JOHN F. KROEGER                  CARL W. VOGT, Esq.
                 Director                           Director

               LOUIS E. LEVY                       HARRY WOOLF
                 Director                           Director



Officers
--------------------------------------------------------------------------------
     W. JAMES PRICE        M. ELLIOTT RANDOLPH, JR.        JOSEPH A. FINELLI
        Chairman                Vice President                 Treasurer

     RICHARD T. HALE            PAUL D. CORBIN             EDWARD J. STOKEN
        President               Vice President                 Secretary

   EDWARD J. VEILLEUX          MONICA M. HAUSNER           LAURIE D. DEPRINE
Executive Vice President        Vice President            Assistant Secretary

                                SCOTT J. LIOTTA
                                Vice President


--------------------------------------------------------------------------------
               Distributor                              Custodian
          ALEX. BROWN & SONS                         PNC BANK, N.A.
             INCORPORATED                       17th and Chestnut Streets
       135 East Baltimore Street                 Philadelphia, PA 19101
          Baltimore, MD 21202
            (410) 727-1700                           Transfer Agent
                                            INVESTMENT COMPANY CAPITAL CORP.
          Investment Advisor                    135 East Baltimore Street
   INVESTMENT COMPANY CAPITAL CORP.                Baltimore, MD 21202
       135 East Baltimore Street                     (800) 553-8080
          Baltimore, MD 21202
                                                        Auditors
              Sub-Advisor                       COOPERS & LYBRAND L.L.P.
           (Tax-Free Series)                      217 E. Redwood Street
           PNC INSTITUTIONAL                       Baltimore, MD 21202
        MANAGEMENT CORPORATION
         103 Bellevue Parkway
         Wilmington, DE 19809

--------------------------------------------------------------------------------

(C) BY ALEX. BROWN & SONS INCORPORATED

     This report is prepared for the general information of shareholders of Alex. Brown Cash Reserve Fund, Inc. It may be distributed only to current shareholders or to persons who have received a current prospectus.

ALEX. BROWN CASH RESERVE FUND, INC.                                BULK RATE
P.O. Box 1346                                                    U.S. Postage
Baltimore, MD 21203                                                  PAID
                                                                 Richmond, VA
                                                                Permit No. 930

QUALITY
CASH RESERVE
PRIME SHARES

Semi-Annual Report
September 30, 1996

Fund Features

(bullet) Daily Dividends

         The Fund declares dividends daily and distributes them monthly in the form of additional shares.

(bullet) Check Redemption Privilege

         After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $250) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

(bullet) No Sales Charge and Immediate Liquidity

         You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

(bullet) Constant Net Asset Value

         The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on May 6, 1991. However, there can be no assurance that the Fund will be able to maintain a constant net asset value of $1.00 per share. An investment in a money market fund is neither insured nor guaranteed by the U.S. Government.

(bullet) Minimum Investment

         The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more.

         This report is submitted for the general information of the shareholders of Quality Cash Reserve Prime Shares. The report may only be distributed to current shareholders or to persons who have received a current prospectus.

Letter to Shareholders

November 6, 1996

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1996.

PERIOD IN REVIEW

     The Federal Reserve Bank, under increasing scrutiny with each of its meetings, determined the economy was stable enough to leave the Fed Funds rate unchanged at its September 1996 meeting. This decision has left interest rates fairly stable over this time period, albeit with some occasional swings. The 30-year bond yield has fluctuated in a trading range between 6.55% and 7.20% for most of the past six months. The 3-month Treasury bill rate has reflected the Fed's "wait and see" attitude, with its yield ranging between 5.00% and 5.35%. These yields indicate a rather narrow spread between short-term and long-term rates.

     We continue to manage the Fund conservatively, as evidenced by the rating that Standard & Poor's (S&P) has awarded to the portfolio of which Quality Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds.

MARKET OUTLOOK

     The final quarter of 1996 raises several questions, and the answers will dictate which way the markets will move for the remainder of the year, as well as the beginning of 1997.

(bullet) First, with regard to politics and the Presidential and Congressional elections, will lowering the budget deficit continue to be a top priority?

(bullet) Second, with regard to the Federal Reserve Bank, is the Fed waiting to raise or lower interest rates? Are the members concerned with the relatively low economic growth rate (1.5% to 3%), or are they watching building inflationary pressures, particularly in labor markets and energy prices?

(bullet) Finally, in general, just how high will the stock market go? Will corporate profits continue to rise, or will wage pressures begin to affect the bottom line? How will the traditional Christmas rush turn out for retailers?

--------------------------------------------------------------------------------

     Regardless of the answers to these questions, it is our belief that the conservative approach we apply to investing on behalf of the Fund will provide comfort to our shareholders, and in turn will continue to offer competitive yields, without sacrificing quality.

     As always, we appreciate your continued support.

Sincerely,

/s/ W. James Price                  /s/ Richard T. Hale
-----------------------             -------------------------
W. James Price                      Richard T. Hale
Chairman                            President

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1996
(Unaudited)


                                                   Rating
                                                 ------------     Par
                                                 S&P   Moody's   (000)          Value
Commercial Paper - 84.9%(a)

Automobiles & Trucks - 2.6% PACCAR Financial Corp.

      5.33%      10/21/96                      A-1+      P-1   $10,000       $ 9,970,389
      5.40%      10/28/96                      A-1+      P-1     9,000         8,963,550
      5.29%      11/18/96                      A-1+      P-1     5,000         4,964,733
   Toyota Motor Credit Corp.
      5.32%      10/31/96                      A-1+      P-1    15,000        14,933,500
      5.25%      11/8/96                       A-1+      P-1    15,000        14,916,875
      5.36%      12/13/96                      A-1+      P-1    14,000        13,847,836
                                                                              ----------
                                                                              67,596,883
                                                                              ----------
Beverages - 3.1%
   Anheuser-Busch Companies Inc.
      5.28%      10/7/96                       A-1+      P-1    15,000        14,986,800
      5.34%      10/7/96                       A-1+      P-1    17,300        17,284,603
      4.90%      10/21/96                      A-1+      P-1    20,000        19,945,556
      4.75%      10/28/96                      A-1+      P-1    15,000        14,946,563
      5.25%      1/1/97                        A-1+      P-1    15,000        14,781,250
                                                                              ----------
                                                                              81,944,772
                                                                              ----------
Chemicals, General - 3.8%
   E.I. duPont de Nemours
      5.35%      10/18/96                      A-1+      P-1    10,000         9,974,736
      5.40%      11/22/96                      A-1+      P-1    15,000        14,883,000
      5.30%      11/27/96                      A-1+      P-1    15,000        14,874,125
      5.29%      12/18/96                      A-1+      P-1    10,000         9,885,383
      5.30%      12/20/96                      A-1+      P-1    25,000        24,705,556
      5.38%      1/30/97                       A-1+      P-1    10,000         9,819,172
      5.46%      3/26/97                       A-1+      P-1    16,000        15,572,907
                                                                              ----------
                                                                              99,714,879
                                                                              ----------
Chemicals, Specialty - 1.2%
   Air Products & Chemicals, Inc.
      5.35%      10/25/96                      A-1       P-1    11,000        10,960,767
      5.33%      11/5/96                       A-1       P-1    20,000        19,896,361
                                                                              ----------
                                                                              30,857,128
                                                                              ----------
Computer & Office Equipment - 7.4%
   Hewlett-Packard
      5.42%      10/9/96                       A-1+      P-1    15,000        14,981,933
      5.35%      10/30/96                      A-1+      P-1    20,000        19,913,806
      5.40%      12/3/96                       A-1+      P-1    10,000         9,905,500

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1996
(Unaudited)

Commercial Paper (continued)
Computer & Office Equipment (concluded)

                                                   Rating
                                                 ------------     Par
                                                 S&P   Moody's   (000)          Value

   Pitney Bowes Credit Corp.
      5.02%      10/3/96                       A-1+      P-1   $15,000      $ 14,995,817
      5.03%      10/3/96                       A-1+      P-1    15,000        14,995,808
      5.02%      10/4/96                       A-1+      P-1    20,000        19,991,633
      5.04%      10/4/96                       A-1+      P-1    17,000        16,992,860
      5.35%      2/19/97                       A-1+      P-1    19,000        18,601,871
      5.52%      2/19/97                       A-1+      P-1    14,775        14,455,565
      5.50%      3/21/97                       A-1+      P-1    10,000         9,738,750
   Xerox Credit Corp.
      5.32%      11/8/96                       A-1       P-1    20,480        20,364,993
      5.32%      12/5/96                       A-1       P-1    19,700        19,510,771
                                                                             -----------
                                                                             194,449,307
                                                                             -----------
Credit Unions - 2.5%
   Mid-States Corporate Federal Credit Union
      5.37%      10/1/96                       A-1+      P-1    20,500        20,469,420
   U.S. Central Credit Union
      5.30%      10/10/96                      A-1+      P-1    15,000        14,980,125
      5.40%      10/23/96                      A-1+      P-1    15,000        14,950,500
      5.31%      12/3/96                       A-1+      P-1    15,000        14,860,613
                                                                              ----------
                                                                              65,260,658
                                                                              ----------
Defense & Aircraft - 0.9%
   Rockwell International Corp.
      5.28%      10/29/96                      A-1+      P-1    25,000        24,897,333
Electrical & Electronics - 3.5%
   Emerson Electric Co.
      5.32%      10/25/96                      A-1+      P-1    25,000        24,911,332
   Motorola Inc.
      5.32%      10/7/96                       A-1+      P-1    20,000        19,982,267
      5.28%      10/24/96                      A-1+      P-1    15,000        14,949,400
      5.35%      10/25/96                      A-1+      P-1    17,000        16,939,367
      5.32%      11/8/96                       A-1+      P-1    15,000        14,915,767
                                                                              ----------
                                                                              91,698,133
                                                                              ----------

Prime Series
-------------------------------------------------------------------------------
Commercial Paper (continued)

                                                   Rating
                                                 ------------     Par
                                                 S&P   Moody's   (000)          Value


Electric Utility - 1.0%
   Northern States Power Co.
      5.30%      11/4/96                       A-1+      P-1   $ 7,000       $ 6,964,961
      5.27%      11/22/96                      A-1+      P-1    19,000        18,855,368
                                                                             -----------
                                                                              25,820,329
                                                                             -----------
Entertainment - 2.8%
   Walt Disney Co.
      5.24%      10/9/96                       A-1       P-1    15,000        14,982,533
      5.28%      10/11/96                      A-1       P-1    15,000        14,978,000
      5.40%      10/15/96                      A-1       P-1    10,000         9,979,000
      5.18%      12/6/96                       A-1       P-1    10,000         9,905,033
      5.18%      12/9/96                       A-1       P-1    15,000        14,851,075
      5.38%      1/29/97                       A-1       P-1    10,000         9,820,667
                                                                              ----------
                                                                              74,516,308
                                                                              ----------
Finance, Commercial - 2.2%
   CIT Group Holdings Inc.
      5.29%      12/10/96                      A-1       P-1    40,000        39,588,555
   PHH Corp.
      5.42%      10/30/96                      A-1       P-1    20,000        19,912,678
                                                                              ----------
                                                                              59,501,233
                                                                              ----------
Finance, Consumer - 3.6%
   USAA Capital Corp.
      5.27%      10/30/96                      A-1+      P-1    10,000         9,957,547
      5.44%      11/4/96                       A-1+      P-1    18,000        17,907,520
      5.40%      11/14/96                      A-1+      P-1    22,000        21,854,800
      5.30%      11/27/96                      A-1+      P-1    10,000         9,916,083
      5.40%      12/17/96                      A-1+      P-1    20,000        19,769,000
      5.27%      12/20/96                      A-1+      P-1    10,000         9,882,889
      5.47%      1/2/97                        A-1+      P-1     7,423         7,318,107
                                                                              ----------
                                                                              96,605,946
                                                                              ----------
Finance, Diversified - 3.3%
   General Electric Capital Corp.
      5.28%      10/7/96                       A-1+      P-1    15,000        14,986,800
      5.30%      11/27/96                      A-1+      P-1    15,000        14,874,125
      5.36%      1/3/97                        A-1+      P-1    15,000        14,790,067
      5.35%      1/17/97                       A-1+      P-1    15,000        14,759,250
      5.31%      1/23/97                       A-1+      P-1    15,000        14,747,775
      5.49%      2/5/97                        A-1+      P-1    13,875        13,606,276
                                                                              ----------
                                                                              87,764,293
                                                                              ----------

                                                                               5

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1996
(Unaudited)
Commercial Paper (continued)


                                                   Rating
                                                 ------------     Par
                                                 S&P   Moody's   (000)          Value
Food - 8.4%
   Campbell Soup Co.
      4.98%      10/4/96                       A-1+      P-1   $10,000       $ 9,995,850
      5.46%      12/5/96                       A-1+      P-1    15,000        14,852,125
      5.47%      12/16/96                      A-1+      P-1    17,000        16,803,688
   Cargill, Inc.
      5.45%      10/8/96                       A-1+      P-1    15,000        14,984,104
      5.32%      11/4/96                       A-1+      P-1    20,000        19,899,511
      5.36%      12/12/96                      A-1+      P-1    15,000        14,839,200
      5.39%      12/18/96                      A-1+      P-1    20,000        19,766,433
   H.J. Heinz
      5.25%      10/3/96                       A-1+      P-1     9,000         8,997,375
      5.33%      10/18/96                      A-1+      P-1    15,900        15,859,981
   Hershey Foods
      5.26%      10/15/96                      A-1+      P-1    10,500        10,478,522
      5.26%      10/18/96                      A-1+      P-1    27,500        27,431,693
   Kellogg Company
      5.33%      11/14/96                      A-1+      P-1    25,000        24,837,138
      5.33%      11/15/96                      A-1+      P-1    10,000         9,933,375
      5.33%      11/27/96                      A-1+      P-1    15,000        14,873,413
                                                                             -----------
                                                                             223,552,408
                                                                             -----------
Household Products - 2.8%
   Clorox Company
      5.30%      11/26/96                      A-1+      P-1    23,540        23,345,926
   Colgate-Palmolive Co.
      5.35%      10/8/96                       A-1       P-1    22,000        21,977,114
   Procter & Gamble Co.
      5.30%      11/18/96                      A-1       P-1    10,200        10,127,920
      5.38%      12/20/96                      A-1       P-1    17,730        17,518,028
                                                                             -----------
                                                                              72,968,988
                                                                             -----------
Insurance, Property & Casualty - 3.8%
   Chubb Capital Corp.
      5.27%      10/11/96                      A-1+      P-1    18,000        17,973,650
      5.33%      10/17/96                      A-1+      P-1    18,069        18,026,197
   Marsh & McClennan Companies Inc.
      5.48%      12/13/96                      A-1+      P-1    20,000        19,777,756
      5.65%      2/10/97                       A-1+      P-1    10,000         9,792,833
      5.60%      2/27/97                       A-1+      P-1    15,000        14,652,333
      5.63%      3/20/97                       A-1+      P-1    20,000        19,468,278
                                                                             -----------
                                                                              99,691,047
                                                                             -----------

Prime Series
--------------------------------------------------------------------------------
Commercial Paper (continued)

                                                   Rating
                                                 ------------     Par
                                                 S&P   Moody's   (000)          Value
Integrated Oil - 0.9%
   Shell Oil Co.
      5.25%      11/22/96                      A-1+      P-1   $25,000      $ 24,810,417

Machinery & Tools - 1.7%
   Dover Corp.
      5.35%      10/24/96                      A-1+     --      20,000        19,931,639
      5.40%      10/25/96                      A-1+     --      20,000        19,928,000
   Illinois Tool Works
      5.35%      10/1/96                       A-1+      P-1     5,000         5,000,000
                                                                            ------------
                                                                              44,859,639
                                                                            ------------
Oil Transportation - 3.2%
   Colonial Pipeline
      5.43%      10/15/96                      A-1+      P-1    17,000        16,964,102
      5.45%      10/16/96                      A-1+      P-1    20,200        20,154,129
      5.39%      11/12/96                      A-1+      P-1    15,000        14,905,675
      5.43%      12/16/96                      A-1+      P-1     6,500         6,425,488
      5.44%      1/15/97                       A-1+      P-1    12,000        11,807,787
      5.47%      2/6/97                        A-1+      P-1    14,500        14,217,991
                                                                            ------------
                                                                              84,475,172
                                                                            ------------
Paper - 0.4%
   Weyerhaeuser Co.
      5.31%      12/3/96                       A-1       P-1    11,600        11,492,207
                                                                            ------------
Pharmaceuticals - 8.8%
   Abbott Laboratories
      5.33%      10/22/96                      A-1+      P-1    10,059        10,027,725
      5.32%      10/23/96                      A-1+      P-1    25,000        24,918,722
      5.33%      10/23/96                      A-1+      P-1    13,429        13,385,259
   Eli Lilly & Co.
      5.28%      11/15/96                      A-1+      P-1    10,000         9,934,000
      5.33%      2/6/97                        A-1+      P-1    12,000        11,772,587
      5.57%      2/24/97                       A-1+      P-1     7,500         7,330,579
   Pfizer, Inc.
      5.30%      10/10/96                      A-1+      P-1    15,000        14,980,125
   Schering-Plough Corp.
      5.32%      9/18/96                       A-1+      P-1    19,700        19,589,374
      5.41%      11/14/96                      A-1+      P-1     4,400         4,370,906
      5.40%      11/19/96                      A-1+      P-1    10,000         9,926,500
      5.42%      11/26/96                      A-1+      P-1     7,000         6,940,982
      5.27%      11/26/96                      A-1+      P-1    15,000        14,877,033

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1996
(Unaudited)
Commercial Paper (continued)
Pharmaceuticals (concluded)

                                                   Rating
                                                 ------------     Par
                                                 S&P   Moody's   (000)          Value
   Warner-Lambert Co.
      5.27%      10/4/96                       A-1+      P-1   $40,000      $ 39,982,433
      5.30%      10/30/96                      A-1+      P-1    15,000        14,935,958
      5.27%      12/6/96                       A-1+      P-1    20,000        19,806,767
      5.25%      1/15/97                       A-1+      P-1    10,000         9,845,417
                                                                            ------------
                                                                             232,624,367
                                                                            ------------
Publishing - 0.7%
   Knight-Ridder Inc.
      5.35%      10/18/96                      A-1+      P-1     7,500         7,481,052
   RR Donnelley & Sons, Inc.
      5.27%      10/7/96                       A-1+      P-1    12,000        11,989,460
                                                                            ------------
                                                                              19,470,512
                                                                            ------------
Railroad - 1.1%
   Norfolk Southern Corp.
      5.42%      10/29/96                      A-1+      P-1    30,000        29,873,533
                                                                            ------------
Retail, General - 1.9%
   J.C. Penney Fund Co.
      5.28%      10/29/96                      A-1+      P-1    20,000        19,920,800
      5.39%      11/13/96                      A-1+      P-1    15,000        14,903,429
   Wal-Mart Stores
      5.27%      10/29/96                      A-1+      P-1    15,000        14,938,517
                                                                            ------------
                                                                              49,762,746
                                                                            ------------
Structured Finance - 4.5%
   CIESCO, L.P.
      5.28%      10/30/96                      A-1+      P-1    10,000         9,957,466
      5.32%      11/26/96                      A-1+      P-1    25,000        24,793,111
   Corporate Asset Funding Company, Inc.
      5.27%      10/10/96                      A-1+      P-1    11,000        10,985,508
      5.43%      10/16/96                      A-1+      P-1    20,000        19,954,750
      5.30%      10/25/96                      A-1+      P-1    20,000        19,929,333
      5.37%      11/21/96                      A-1+      P-1    20,000        19,847,850
      5.35%      12/20/96                      A-1+      P-1    15,000        14,821,667
                                                                            ------------
                                                                             120,289,685
                                                                            ------------
Telephone - 5.7%
   Ameritech Capital Funding Corp.
      5.34%      10/30/96                      A-1+      P-1    20,000        19,913,966
      5.29%      12/6/96                       A-1+      P-1    25,000        24,757,542
      5.20%      12/10/96                      A-1+      P-1    15,000        14,848,333
      5.40%      1/27/97                       A-1+      P-1    15,000        14,734,500

Prime Series
-------------------------------------------------------------------------------
Commercial Paper (concluded)
Telephone (concluded)

                                                   Rating
                                                 ------------     Par
                                                 S&P   Moody's   (000)          Value
   Ameritech Corp.
      5.27%      10/18/96                      A-1+      P-1   $10,000       $ 9,975,114
      5.40%      12/2/96                       A-1+      P-1    15,000        14,860,500
   BellSouth Telecommunications
      5.27%      10/11/96                      A-1+      P-1     8,000         7,988,289
      5.28%      10/24/96                      A-1+      P-1     8,000         7,973,013
   Southwestern Bell Telephone Co.
      5.39%      10/25/96                      A-1+      P-1    25,000        24,910,167
      5.31%      10/31/96                      A-1+      P-1    11,580        11,528,759
                                                                            ------------
                                                                             151,490,183
                                                                            ------------
Waste Management - 3.1%
   WMX Technologies
      4.78%      11/1/96                       A-1       P-1    10,000         9,958,838
      5.32%      11/5/96                       A-1       P-1    15,000        14,922,417
      5.50%      12/11/96                      A-1       P-1    15,000        14,837,292
      5.35%      1/24/97                       A-1       P-1    15,000        14,743,646
      5.67%      4/11/97                       A-1       P-1    15,000        14,546,400
      5.54%      5/13/97                       A-1       P-1    15,000        14,482,933
                                                                           -------------
                                                                              83,491,526
                                                                           -------------
   Total Commercial Paper                                                  2,249,479,632
                                                                           -------------

Variable Rate Note - 4.7%
   Associates Corp. Master Note
      5.20%(b)   12/1/96                       A-1+      P-1    75,000        75,000,000
   Coca-Cola Master Note
      5.46%(b)   1/17/97                       A-1+      P-1    50,000        50,000,000
                                                                           -------------
   Total Variable Rate Note                                                  125,000,000
                                                                           -------------
 Federal Home Loan Bank - 1.3%
   FHLB
      6.00%      11/1/96                       AAA      --      25,000        24,885,042
      5.28%      1/6/97                        AAA      --      10,000         9,857,733
                                                                            ------------
   Total Federal Home Loan Bank                                               34,742,775
                                                                            ------------
 Federal National Mortgage Association - 3.9%
   FNMA
   Discount Note
      5.32%      10/3/96                      --         P-1    10,000         9,997,044
      5.46%      11/15/96                     --         P-1     9,000         8,998,663

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                           September 30, 1996
(Unaudited)
Federal National Mortgage Association (concluded)


                                                   Rating
                                                 ------------     Par
                                                 S&P   Moody's   (000)          Value
   Note
      5.68%      10/7/96                      --         P-1  $ 20,000      $ 20,000,561
      5.31%      10/18/96                     --         P-1    20,000        20,000,000
      5.39%      12/4/96                      --         P-1    10,000        10,004,361
      5.63%      12/19/96                     --         P-1    20,000        20,000,000
      5.45%      2/13/97                      --         P-1    15,000        15,000,000
                                                                            ------------
   Total Federal National Mortgage Association                               104,000,629
                                                                            ------------

Repurchase Agreements - 5.2%(c)
   Goldman Sachs
      5.65%(d)     10/1/96                      --        --    38,600        38,600,000
   Morgan Stanley & Co.
      5.65%(e)     10/1/96                      --        --   100,000       100,000,000
                                                                             -----------
   Total Repurchase Agreements                                               138,600,000
                                                                             -----------

TOTAL INVESTMENTS - 100.0%                                                 2,651,823,036(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.0%                               (307,662)
                                                                          --------------
NET ASSETS - 100.0%                                                       $2,651,515,374
                                                                          ==============




Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($2,396,184,930 / 2,396,188,105 shares outstanding)                          $1.00
   Flag Investors Class A Share                                                    =====
      ($6,071,072 / 6,070,838 shares outstanding)                                  $1.00
   Flag Investors Class B Share                                                    =====
      ($599 / 599 shares outstanding)                                              $1.00
   Prime Institutional Share                                                       =====
      ($55,411,841 / 55,412,061 shares outstanding)                                $1.00
   Quality Cash Reserve Prime Share                                                =====
      ($193,846,932 / 193,847,114 shares outstanding)                              $1.00
                                                                                   =====


Prime Series
-------------------------------------------------------------------------------


(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.

(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are those in effect on September 30, 1996.

(c) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement.

(d) Dated 9/30/96 to be repurchased on 10/1/96, collateralized by U.S. Treasury Notes with a market value of $39,372,757.

(e) Dated 9/30/96 to be repurchased on 10/1/96, collateralized by U.S. Treasury Notes with a market value of $101,280,062.

(f) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
   Aaa     Bonds that are judged to be of the best quality.

   P-1     Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA     Obligations that are of the highest quality.

   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

               A detailed description of the above ratings can be
            found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Statement of Operations (Unaudited)
For the six months ended September 30, 1996

Investment Income (Note 1):
   Interest income                             $73,729,458
                                               -----------
Expenses:
   Distribution fee (Note 2)                     3,661,677
   Investment advisory fee (Note 2)              3,651,417
   Transfer agent fee                              540,474
   Printing and postage fees                       191,225
   Custodian fee                                   156,070
   Registration fees                                84,868
   Accounting fee (Note 2)                          78,911
   Other expenses                                   65,107
   Directors' fees                                  48,158
   Legal fees                                       28,894
                                                ----------
            Total expenses                       8,506,801
            Less: Fees waived (Note 2)             (57,988)
                                                ----------
              Net expenses                       8,448,813
                                                ----------
Net investment income                           65,280,645
Net realized gain from security
   transactions                                         --
                                                ----------
Net increase in net assets resulting
   from operations                             $65,280,645
                                                ----------

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                          September 30, 1996

                                                       Six Months Ended   Year Ended
                                                         September 30,     March 31,
                                                             1996(1)         1996
Increase in Net Assets
Operations:
   Net investment income                                $   65,280,645   $  107,454,378
   Net realized loss on sales of investments                        --           (6,050)
                                                        --------------   --------------
   Net increase in net assets resulting
     from operations                                        65,280,645      107,448,328

Distributions to Shareholders From:
   Net investment income:
     Prime Shares                                          (59,516,901)     (99,181,255)
     Prime Institutional Shares                             (1,619,636)      (1,334,079)
     Flag Investors Class A Shares                            (140,207)        (402,702)
     Flag Investors Class B Shares                                (132)            (300)
     Quality Cash Reserve Prime Shares                      (4,003,769)      (6,536,042)
                                                        --------------   --------------

     Total distributions                                   (65,280,645)    (107,454,378)

Capital Share Transactions, net - (Note 3)                  48,735,599    1,016,482,516
                                                        --------------   --------------
   Total increase in net assets                             48,735,599    1,016,476,466
Net Assets:
   Beginning of period                                   2,602,779,775    1,586,303,309
                                                        --------------   --------------
   End of period                                        $2,651,515,374   $2,602,779,775
                                                        ==============   ==============


--------------
(1) Unaudited.

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

PRIME SHARES
                                                         Six months ended
                                                      September 30, 1996(1)

Per Share Operating Performance:
   Net asset value at beginning of period                  $ 1.00
                                                           --------
Income from Investment Operations:
   Net investment income                                   0.0239
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                              (0.0239)
                                                           --------
   Net asset value at end of period                        $ 1.00
                                                           ========

Total Return:

   Based on net asset value per share                        4.82%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                  0.60%(2)
   Net investment income                                     4.77%(2)
Supplemental Data:
   Net assets at end of period                     $2,396,184,930
   Number of shares outstanding at end of period    2,396,188,105

(1) Unaudited.
(2) Annualized.

Prime Series
--------------------------------------------------------------------------------

PRIME SHARES (continued)

                                                                                        Year ended March 31,
                                                             1996            1995            1994            1993            1992
Per Share Operating Performance:
   Net asset value at beginning of period                  $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
                                                           ---------       --------        --------        --------        --------
Income from Investment Operations:
   Net investment income                                   0.0524          0.0442          0.0262          0.0295          0.0485
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                              (0.0524)        (0.0442)        (0.0262)        (0.0295)        (0.0485)
                                                           ---------       --------        --------        --------        --------
   Net asset value at end of period                        $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
                                                           =========       ========        ========        ========        ========

Total Return:

   Based on net asset value per share                        5.36%           4.51%           2.65%           2.99%           4.96%
Ratios to Average Daily Net Assets:
   Expenses                                                  0.60%           0.61%           0.62%           0.63%           0.61%
   Net investment income                                     5.21%           4.46%           2.62%           2.95%           4.84%
Supplemental Data:
   Net assets at end of period                      $2,386,681,216  $1,472,079,739  $1,350,334,979  $1,470,711,552  $1,505,012,086
   Number of shares outstanding at end of period     2,386,684,392   1,472,077,488   1,350,332,916   1,470,709,489   1,505,010,023



                       See Notes to Financial Statements.

                                                                              15


Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A

                                                         Six months ended
                                                      September 30, 1996(1)
                                                     -----------------------

Per Share Operating Performance:
   Net asset value at beginning of period                    $ 1.00
                                                             --------
Income from Investment Operations:
   Net investment income                                     0.0239
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                (0.0239)
                                                             --------
   Net asset value at end of period                          $ 1.00
                                                             ========

Total Return:
   Based on net asset value per share                          4.82%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                    0.60%(2)
   Net investment income                                       4.77%(2)
Supplemental Data:
   Net assets at end of period                            $6,071,072
   Number of shares outstanding at end of period           6,070,838

(1) Unaudited.
(2) Annualized.


16



Prime Series
--------------------------------------------------------------------------------
FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)

--------------------------------------------------------------------------------------------------------------------------
                                                                              Year ended March 31,
--------------------------------------------------------------------------------------------------------------------------
                                                        1996           1995          1994           1993          1992
Per Share Operating Performance:
   Net asset value at beginning of period             $ 1.00         $ 1.00         $ 1.00         $ 1.00        $ 1.00
                                                      --------       --------       --------       --------      --------
Income from Investment Operations:
   Net investment income                              0.0524         0.0442         0.0262         0.0295        0.0485
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                         (0.0524)       (0.0442)       (0.0262)       (0.0295)      (0.0485)
                                                      --------       --------       --------       --------      --------
   Net asset value at end of period                   $ 1.00         $ 1.00         $ 1.00         $ 1.00        $ 1.00
                                                      ========       ========       ========       ========      ========
Total Return:
   Based on net asset value per share                   5.36%          4.51%          2.65%          2.99%         4.96%
Ratios to Average Daily Net Assets:
   Expenses                                             0.60%          0.61%          0.62%          0.63%         0.61%
   Net investment income                                5.25%          4.26%          2.62%          2.95%         4.84%
Supplemental Data:

   Net assets at end of period                     $5,976,831     $7,726,696    $18,116,648    $10,392,282    $7,350,424
   Number of shares outstanding at end of period    5,976,824      7,726,698     18,116,633     10,392,267     7,350,409



                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B

                                                Six months ended
                                              September 30, 1996(1)

Per Share Operating Performance:                    $ 1.00
   Net asset value at beginning of period           --------

Income from Investment Operations:                  0.0200
   Net investment income
Less Distributions:                                (0.0200)
   Dividends from net investment income             --------
                                                    $ 1.00
   Net asset value at end of period                 ========

Total Return:                                         4.07%(3)
   Based on net asset value per share
Ratios to Average Daily Net
Assets:                                               1.35%(3)
   Expenses                                           4.02%(3)
   Net investment income

Supplemental Data:                                   $  599
   Net assets at end of period
   Number of shares outstanding at end                  599
     of period

(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.

Prime Series
--------------------------------------------------------------------------------
Flag Investors Cash Reserve Prime Shares--Class B (continued)


                                              April 3, 1995(2)
                                                   through
                                               March 31, 1996


Per Share Operating Performance:                     $ 1.00
   Net asset value at beginning of period            --------

Income from Investment Operations:                   0.0361
   Net investment income
Less Distributions:                                 (0.0361)
   Dividends from net investment income             --------
                                                     $ 1.00
   Net asset value at end of period                 ========

Total Return:                                          3.69%(3)
   Based on net asset value per share
Ratios to Average Daily Net
Assets:                                                1.38%(3)
   Expenses                                            4.30%(3)
   Net investment income

Supplemental Data:                                  $10,200
   Net assets at end of period
   Number of shares outstanding at end               10,200
     of period

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

PRIME INSTITUTIONAL SHARES
                                                      Six months ended
                                                     September 30, 1996(1)

Per Share Operating Performance:
   Net asset value at beginning of period                 $  1.00
                                                          ---------
Income from Investment Operations:
   Net investment income                                   0.0252
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                              (0.0252)
                                                          ---------
   Net asset value at end of period                       $  1.00
                                                          =========
Total Return:
   Based on net asset value per share                        5.07%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                  0.35%(2)
   Net investment income                                     5.02%(2)
Supplemental Data:
   Net assets at end of period                         $55,411,841
   Number of shares outstanding at end of period        55,412,061

(1) Unaudited.
(2) Annualized.

Prime Series
--------------------------------------------------------------------------------

PRIME INSTITUTIONAL SHARES (continued)


                                                                               Year ended March 31,
                                                        1996           1995          1994           1993          1992
Per Share Operating Performance:
   Net asset value at beginning of period            $  1.00        $  1.00       $  1.00        $  1.00       $  1.00
                                                     ---------      ---------     ---------      ---------     ---------
Income from Investment Operations:
   Net investment income                              0.0548         0.0472        0.0294         0.0327        0.0515
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                         (0.0548)       (0.0472)      (0.0294)       (0.0327)      (0.0515)
                                                     ---------      ---------     ---------      ---------     ---------
   Net asset value at end of period                  $  1.00        $  1.00       $  1.00        $  1.00       $  1.00
                                                     =========      =========     =========      =========     =========
Total Return:
   Based on net asset value per share                   5.62%          4.82%         2.98%          3.32%         5.27%
Ratios to Average Daily Net Assets:
   Expenses                                             0.35%          0.36%         0.30%          0.31%         0.32%
   Net investment income                                5.32%          4.57%         2.94%          3.24%         5.34%
Supplemental Data:
   Net assets at end of period                    $53,699,315    $11,904,716   $23,437,449    $28,884,078   $21,867,108
   Number of shares outstanding at end of period   53,699,535     11,904,663    23,437,512     28,884,132    21,867,108



                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

QUALITY CASH RESERVE PRIME SHARES
                                                        Six months ended
                                                      September 30, 1996(1)

Per Share Operating Performance:
   Net asset value at beginning of period                        $  1.00
                                                                 ----------
Income from Investment Operations:
   Net investment income                                          0.0225
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                     (0.0225)
                                                                 ----------
   Net asset value at end of period                              $  1.00
                                                                 ==========
Total Return:
   Based on net asset value per share                               4.47%(3)
Ratios to Average Daily Net Assets:
   Expenses                                                         0.89%(3,4)
   Net investment income                                            4.48%(3,5)
Supplemental Data:
   Net assets at end of period                              $193,846,933
   Number of shares outstanding at end of period             193,847,114


(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.
(4) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.95% and 0.95% for the six months ended September 30, 1996 and the year ended March 31, 1996, respectively.
(5) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.42% and 4.86% for the six months ended September 30, 1996 and the year ended March 31, 1996, respectively.

Prime Series
--------------------------------------------------------------------------------


QUALITY CASH RESERVE PRIME SHARES (continued)

                                                                                                                  May 6, 1991(2)
                                                                                                                     through
                                                                          Year ended March 31,                   March 31, 1992

                                                         1996            1995           1994           1993
Per Share Operating Performance:
   Net asset value at beginning of period             $  1.00         $  1.00        $  1.00         $  1.00          $  1.00
                                                      ---------       ---------      ---------       ---------        ---------
Income from Investment Operations:
   Net investment income                               0.0493          0.0402         0.0218          0.0253           0.0399
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                          (0.0493)        (0.0402)       (0.0218)        (0.0253)         (0.0399)
                                                      ---------       ---------      ---------       ---------        ---------
   Net asset value at end of period                   $  1.00         $  1.00        $  1.00         $  1.00          $  1.00
                                                      =========       =========      =========       =========        =========
Total Return:
   Based on net asset value per share                    5.04%           4.09%          2.20%          2.53%             4.30%(3)
Ratios to Average Daily Net Assets:
   Expenses                                              0.90%(4)        0.96%          1.06%          1.04%             0.96%(3)
   Net investment income                                 4.91%(5)        4.04%          2.18%          2.53%             4.30%(3)
Supplemental Data:
   Net assets at end of period                    $156,412,213     $94,592,158    $92,678,440   $101,321,868       $94,887,669
   Number of shares outstanding at end of period   156,412,393      94,591,979     92,678,268    101,321,668        94,887,669



                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation consisting of three different portfolios, the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five different classes of shares: Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). Matters affecting each class are voted on exclusively by the shareholders of that class.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. Security Valuation--The Fund maintains a dollar-weighted average maturity of 90 days or less for each portfolio. The securities of each portfolio are valued on the basis of amortized cost, which approximates market value. This method values a security at its cost on the date of purchase, and thereafter, assumes a constant amortization to maturity of any original issue or other discount or premium.

     B. Security Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales, if any, are computed on the basis of specific identification of the securities sold. Interest income is recorded on an accrual basis and includes, when applicable, amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily and distributions or reinvestments of the dividends are made monthly.

     C. Repurchase Agreement--The Prime Series may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book-entry system.

Prime Series
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

     D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) that is distributed to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes.

     E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Fund that are not directly attributable to a specific class are prorated among the classes to which the expense relates based on the relative net assets of each class.

NOTE 2--Advisory Fees and Transactions with Other Affiliates

     The Fund has entered into an investment advisory agreement with Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., with respect to the Prime Series. Under the terms of the investment advisory agreement, ICC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series, calculated daily and paid monthly, at the annual rate of .02% of the Prime Series' average daily net assets. Prior to August 23, 1995, ICC received a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .25% of the first $500 million, .21% of the next $500 million, .20% of the next $500 million and .19% of that portion in excess of $1.5 billion.

     ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of the Series as compared to certain industry benchmarks. No advisory fees were waived for the six months ended September 30, 1996.

     Under the terms of these agreements, ICC and the Fund's distributor will, from time to time, voluntarily waive or reimburse a portion of their advisory or distribution fees, respectively, with respect to the Prime Series or any class to preserve or enhance the Series' or class' performance. Such voluntary waivers would not be contractual and would be subject to change. Any reimbursement by ICC or the distributor would be limited to the fees actually received by them for such fiscal year.

Prime Series
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 2--concluded

     As compensation for its accounting services, ICC receives from the Prime Series an annual fee, calculated daily and paid monthly, based on the Series' average daily net assets. lCC received $78,911 for accounting services for the six months ended September 30, 1996 for the Prime Series.

     As compensation for its transfer agent services, ICC receives from the Prime Series a per account fee, calculated and paid monthly. ICC received $540,474 for transfer agent services for the six months ended September 30, 1996 for the Prime Series.

     The Fund has entered into a distribution agreement with Alex. Brown & Sons Incorporated ("Alex. Brown"). Under the terms of the distribution agreement, Alex. Brown receives a fee from the Prime Shares and Flag Investors Class A Shares at the annual rate of .25% of the aggregate average daily net assets of these classes of shares. Alex. Brown also receives a fee from the Quality Cash Shares and Flag Investors Class B Shares at the annual rate of .60% and 1.00%, respectively, of the aggregate average daily net assets of each class. Alex. Brown voluntarily waived distribution fees in the amount of $57,988 for the Quality Cash Shares for the six months ended September 30, 1996.

     The Fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through September 30, 1996 was approximately $40,500 and the accrued liability was approximately $211,000 for the Prime Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6,400,000,000 shares of $.001 par value capital stock (3,550,000,000 Prime Series). Changes in shares outstanding during the periods ended September 30, 1996 and March 31, 1996 are listed on the following page.

Prime Series
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--concluded

                                          September 30, 1996
                                              (Unaudited)       March 31, 1996

Prime Series:
   Sold:
     Prime Shares                           10,938,844,772      19,439,463,533
     Flag Investors Class A Shares               3,613,116          12,118,053
     Flag Investors Class B Shares                   4,670              24,535
     Prime Institutional Shares                203,535,745         213,159,539
     Quality Cash Shares                       503,778,591       1,285,040,597
   Issued as reinvestment of dividends:
     Prime Shares                               56,307,220          93,103,137
     Flag Investors Class A Shares                 133,453             374,561
     Flag Investors Class B Shares                     399                  --
     Prime Institutional Shares                  1,211,277             753,855
     Quality Cash Shares                         3,842,527           6,300,386
   Redeemed:
     Prime Shares                          (10,985,648,278)    (18,617,959,766)
     Flag Investors Class A Shares              (3,652,327)        (14,242,488)
     Flag Investors Class B Shares                 (14,671)            (14,335)
     Prime Institutional Shares               (203,034,496)       (172,118,522)
     Quality Cash Shares                      (470,186,399)     (1,229,520,569)
                                           ---------------     ---------------
       Net increase                             48,735,599       1,016,482,516
                                           ===============     ===============

NOTE 4--Net Assets
     At September 30, 1996, net assets consisted of:

                                                     Prime
                                                    Series

Paid-in capital                                $2,651,518,882
Undistributed net investment income                     2,187
Undistributed net realized loss on sales of
   investments                                         (5,695)
                                               --------------
                                               $2,651,515,374
                                               ==============

Board of Directors

                            W. JAMES PRICE
                               Chairman

  CHARLES W. COLE JR.                          EUGENE J. McDONALD
       Director                                     Director

   JAMES J. CUNNANE                             REBECCA W. RIMEL
       Director                                     Director

    RICHARD T. HALE                             TRUMAN T. SEMANS
       Director                                     Director

    JOHN F. KROEGER                            CARL W. VOGT, Esq.
       Director                                     Director

     LOUIS E. LEVY                                 HARRY WOOLF
       Director                                     Director




Officers

     W. JAMES PRICE         M. ELLIOTT RANDOLPH, JR.         JOSEPH A. FINELLI
        Chairman                 Vice President                  Treasurer

     RICHARD T. HALE             PAUL D. CORBIN              EDWARD J. STOKEN
        President                Vice President                  Secretary

   EDWARD J. VEILLEUX           MONICA M. HAUSNER            LAURIE D. DEPRINE
Executive Vice President         Vice President             Assistant Secretary

                                 SCOTT J. LIOTTA
                                 Vice President


            Distributor                                  Custodian
        ALEX. BROWN & SONS                            PNC BANK, N.A.
           INCORPORATED                          17th and Chestnut Streets
     135 East Baltimore Street                    Philadelphia, PA 19101
        Baltimore, MD 21202
          (410) 727-1700                              Transfer Agent
                                             INVESTMENT COMPANY CAPITAL CORP.
        Investment Advisor                       135 East Baltimore Street
 INVESTMENT COMPANY CAPITAL CORP.                   Baltimore, MD 21202
     135 East Baltimore Street                        (800) 553-8080
        Baltimore, MD 21202


                                    Auditors
                            COOPERS & LYBRAND L.L.P.
                             217 E. Redwood Street
                              Baltimore, MD 21202

                       THIS PAGE INTENTIONALLY LEFT BLANK

Quality Cash Reserve Prime Shares                    BULK RATE
P.O. Box 1346                                        U.S. POSTAGE
Baltimore, MD 21203                                  PAID
                                                     BALTIMORE, MD
                                                     PERMIT NO. 8614

Flag Investors
Cash Reserve
Prime Shares


Semi-Annual Report
September 30, 1996

[Flag Investors Logo]
FLAG INVESTORS

Fund Features
--------------------------------------------------------------------------------
(bullet) Daily Dividends
         The Fund declares dividends daily and distributes them monthly in the form of additional shares.

(bullet) Constant Net Asset Value
         The Fund will attempt to maintain a constant net asset value of $1.00 per share. Since the Fund's inception on January 5, 1989, a constant net asset value of $1.00 per share has been maintained.

(bullet) Minimum Investment
         The minimum initial investment is $2,000. Subsequent investments may be made in an amount of $100 or more.


Letter to Shareholders

October 18, 1996

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1996.

PERIOD IN REVIEW

     The Federal Reserve Bank, under increasing scrutiny with each of its meetings, determined the economy was stable enough to leave the Fed Funds rate unchanged at its September 1996 meeting. This decision has left interest rates fairly stable over this time period, albeit with some occasional swings. The 30-year bond yield has fluctuated in a trading range between 6.55% and 7.20% for most of the past six months. The 3-month Treasury bill rate has reflected the Fed's "wait and see" attitude, with its yield ranging between 5.00% and 5.35%. These yields indicate a rather narrow spread between short-term and long-term rates.

     We continue to manage the Fund conservatively, as evidenced by the rating that Standard & Poor's (S&P) has awarded to the portfolio of which Flag Investors Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds. Even with our cautious style, the Fund has provided a competitive return for the past twelve months, as the chart below illustrates.



                             Performance Comparison
                           30-Day Yield as of 10/1/96

Flag Investors Cash Reserve Prime Shares--Class A                  4.82%
First Tier Rated Money Fund Average                                4.71%


Source: IBC/Donoghue, Inc. "Rated Money Fund Report,"October 1996.

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. Government.There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Rated Money Fund Average is an average yield of all funds rated AAA by Standard & Poor's in their respective categories.

MARKET OUTLOOK

     The final quarter of 1996 raises several questions, and the answers will dictate which way the markets will move for the remainder of the year, as well as the beginning of 1997.

     (bullet) First, with regard to politics and the Presidential and Congressional elections, will lowering the budget deficit continue to be a top priority?

     (bullet) Second, with regard to the Federal Reserve Bank, is the Fed waiting to raise or lower interest rates? Are the members concerned with the relatively low economic growth rate (1.5% to 3%), or are they watching building inflationary pressures, particularly in labor markets and energy prices?

     (bullet) Finally, in general, just how high will the stock market go? Will corporate profits continue to rise, or will wage pressures begin to affect the bottom line? How will the traditional Christmas rush turn out for retailers?

     Regardless of the answers to these questions, it is our belief that the conservative approach we apply to investing on behalf of the Fund will provide comfort to our shareholders, and in turn will continue to offer competitive yields, without sacrificing quality.

     As always, we appreciate your continued support.

Sincerely,


/s/ W. James Price                  /s/ Richard T. Hale
------------------                  -------------------
W. James Price                      Richard T. Hale
Chairman                            President

Prime Series
Statement of Net Assets                                       September 30, 1996
(Unaudited)
                                         Rating
                                    ----------------    Par
                                     S&P     Moody's   (000)         Value
--------------------------------------------------------------------------------
Commercial Paper - 84.9%(a)

Automobiles & Trucks - 2.6%
   PACCAR Financial Corp.
      5.33%      10/21/96            A-1+      P-1   $10,000       $ 9,970,389
      5.40%      10/28/96            A-1+      P-1     9,000         8,963,550
      5.29%      11/18/96            A-1+      P-1     5,000         4,964,733
   Toyota Motor Credit Corp.
      5.32%      10/31/96            A-1+      P-1    15,000        14,933,500
      5.25%      11/8/96             A-1+      P-1    15,000        14,916,875
      5.36%      12/13/96            A-1+      P-1    14,000        13,847,836
                                                                   -----------
                                                                    67,596,883
                                                                   -----------
Beverages - 3.1%
   Anheuser-Busch Companies Inc.
      5.28%      10/7/96             A-1+      P-1    15,000        14,986,800
      5.34%      10/7/96             A-1+      P-1    17,300        17,284,603
      4.90%      10/21/96            A-1+      P-1    20,000        19,945,556
      4.75%      10/28/96            A-1+      P-1    15,000        14,946,563
      5.25%      1/1/97              A-1+      P-1    15,000        14,781,250
                                                                   -----------
                                                                    81,944,772
                                                                   -----------

Chemicals, General - 3.8%
   E.I. duPont de Nemours
      5.35%      10/18/96            A-1+      P-1    10,000         9,974,736
      5.40%      11/22/96            A-1+      P-1    15,000        14,883,000
      5.30%      11/27/96            A-1+      P-1    15,000        14,874,125
      5.29%      12/18/96            A-1+      P-1    10,000         9,885,383
      5.30%      12/20/96            A-1+      P-1    25,000        24,705,556
      5.38%      1/30/97             A-1+      P-1    10,000         9,819,172
      5.46%      3/26/97             A-1+      P-1    16,000        15,572,907
                                                                   -----------
                                                                    99,714,879
                                                                   -----------
Chemicals, Specialty - 1.2%
   Air Products & Chemicals, Inc.
      5.35%      10/25/96            A-1       P-1    11,000        10,960,767
      5.33%      11/5/96             A-1       P-1    20,000        19,896,361
                                                                   -----------
                                                                    30,857,128
                                                                   -----------
Computer & Office Equipment - 7.4%
   Hewlett-Packard
      5.42%      10/9/96             A-1+      P-1    15,000        14,981,933
      5.35%      10/30/96            A-1+      P-1    20,000        19,913,806
      5.40%      12/3/96             A-1+      P-1    10,000         9,905,500

Prime Series
Statement o Net Assets (continued)
(Unaudited)

                                                             September 30, 1996
                                                   Rating
                                              ----------------    Par
                                               S&P     Moody's   (000)         Value
------------------------------------------------------------------------------------------
Commercial Paper (continued)

Computer & Office Equipment (concluded)
   Pitney Bowes Credit Corp.
      5.02%      10/3/96                       A-1+      P-1   $15,000      $ 14,995,817
      5.03%      10/3/96                       A-1+      P-1    15,000        14,995,808
      5.02%      10/4/96                       A-1+      P-1    20,000        19,991,633
      5.04%      10/4/96                       A-1+      P-1    17,000        16,992,860
      5.35%      2/19/97                       A-1+      P-1    19,000        18,601,871
      5.52%      2/19/97                       A-1+      P-1    14,775        14,455,565
      5.50%      3/21/97                       A-1+      P-1    10,000         9,738,750
   Xerox Credit Corp.
      5.32%      11/8/96                       A-1       P-1    20,480        20,364,993
      5.32%      12/5/96                       A-1       P-1    19,700        19,510,771
                                                                            ------------
                                                                             194,449,307
                                                                            ------------
Credit Unions - 2.5%
   Mid-States Corporate Federal Credit Union
      5.37%      10/1/96                       A-1+      P-1    20,500        20,469,420
   U.S. Central Credit Union
      5.30%      10/10/96                      A-1+      P-1    15,000        14,980,125
      5.40%      10/23/96                      A-1+      P-1    15,000        14,950,500
      5.31%      12/3/96                       A-1+      P-1    15,000        14,860,613
                                                                            ------------
                                                                              65,260,658
                                                                            ------------
Defense & Aircraft - 0.9%
   Rockwell International Corp.
      5.28%      10/29/96                      A-1+      P-1    25,000        24,897,333
                                                                            ------------
Electrical & Electronics - 3.5%
   Emerson Electric Co.
      5.32%      10/25/96                      A-1+      P-1    25,000        24,911,332
   Motorola Inc.
      5.32%      10/7/96                       A-1+      P-1    20,000        19,982,267
      5.28%      10/24/96                      A-1+      P-1    15,000        14,949,400
      5.35%      10/25/96                      A-1+      P-1    17,000        16,939,367
      5.32%      11/8/96                       A-1+      P-1    15,000        14,915,767
                                                                            ------------
                                                                              91,698,133
                                                                            ------------


Prime Series



                                                   Rating
                                              ----------------    Par
                                               S&P     Moody's   (000)         Value
------------------------------------------------------------------------------------------
Commercial Paper (continued)

Electric Utility - 1.0%
   Northern States Power Co.
      5.30%      11/4/96                       A-1+      P-1   $ 7,000       $ 6,964,961
      5.27%      11/22/96                      A-1+      P-1    19,000        18,855,368
                                                                            ------------
                                                                              25,820,329
                                                                            ------------

Entertainment - 2.8%
   Walt Disney Co.
      5.24%      10/9/96                       A-1       P-1    15,000        14,982,533
      5.28%      10/11/96                      A-1       P-1    15,000        14,978,000
      5.40%      10/15/96                      A-1       P-1    10,000         9,979,000
      5.18%      12/6/96                       A-1       P-1    10,000         9,905,033
      5.18%      12/9/96                       A-1       P-1    15,000        14,851,075
      5.38%      1/29/97                       A-1       P-1    10,000         9,820,667
                                                                            ------------
                                                                              74,516,308
                                                                            ------------
Finance, Commercial - 2.2%
   CIT Group Holdings Inc.
      5.29%      12/10/96                      A-1       P-1    40,000        39,588,555
   PHH Corp.
      5.42%      10/30/96                      A-1       P-1    20,000        19,912,678
                                                                            ------------
                                                                              59,501,233
                                                                            ------------
Finance, Consumer - 3.6%
   USAA Capital Corp.
      5.27%      10/30/96                      A-1+      P-1    10,000         9,957,547
      5.44%      11/4/96                       A-1+      P-1    18,000        17,907,520
      5.40%      11/14/96                      A-1+      P-1    22,000        21,854,800
      5.30%      11/27/96                      A-1+      P-1    10,000         9,916,083
      5.40%      12/17/96                      A-1+      P-1    20,000        19,769,000
      5.27%      12/20/96                      A-1+      P-1    10,000         9,882,889
      5.47%      1/2/97                        A-1+      P-1     7,423         7,318,107
                                                                            ------------
                                                                              96,605,946
                                                                            ------------
Finance, Diversified - 3.3%
   General Electric Capital Corp.
      5.28%      10/7/96                       A-1+      P-1    15,000        14,986,800
      5.30%      11/27/96                      A-1+      P-1    15,000        14,874,125
      5.36%      1/3/97                        A-1+      P-1    15,000        14,790,067
      5.35%      1/17/97                       A-1+      P-1    15,000        14,759,250
      5.31%      1/23/97                       A-1+      P-1    15,000        14,747,775
      5.49%      2/5/97                        A-1+      P-1    13,875        13,606,276
                                                                            ------------
                                                                              87,764,293
                                                                            ------------


Prime Series
Statement of Net Assets (continued)
(Unaudited)

                                                                        September 30, 1996

                                                   Rating
                                              ----------------    Par
                                               S&P     Moody's   (000)         Value
------------------------------------------------------------------------------------------
Commercial Paper (continued)

Food - 8.4%
   Campbell Soup Co.
      4.98%      10/4/96                       A-1+      P-1   $10,000       $ 9,995,850
      5.46%      12/5/96                       A-1+      P-1    15,000        14,852,125
      5.47%      12/16/96                      A-1+      P-1    17,000        16,803,688

   Cargill, Inc.
      5.45%      10/8/96                       A-1+      P-1    15,000        14,984,104
      5.32%      11/4/96                       A-1+      P-1    20,000        19,899,511
      5.36%      12/12/96                      A-1+      P-1    15,000        14,839,200
      5.39%      12/18/96                      A-1+      P-1    20,000        19,766,433
   H.J. Heinz
      5.25%      10/3/96                       A-1+      P-1     9,000         8,997,375
      5.33%      10/18/96                      A-1+      P-1    15,900        15,859,981
   Hershey Foods
      5.26%      10/15/96                      A-1+      P-1    10,500        10,478,522
      5.26%      10/18/96                      A-1+      P-1    27,500        27,431,693
   Kellogg Company
      5.33%      11/14/96                      A-1+      P-1    25,000        24,837,138
      5.33%      11/15/96                      A-1+      P-1    10,000         9,933,375
      5.33%      11/27/96                      A-1+      P-1    15,000        14,873,413
                                                                            ------------
                                                                             223,552,408
                                                                            ------------

Household Products - 2.8%
   Clorox Company
      5.30%      11/26/96                      A-1+      P-1    23,540        23,345,926
   Colgate-Palmolive Co.
      5.35%      10/8/96                       A-1       P-1    22,000        21,977,114
   Procter & Gamble Co.
      5.30%      11/18/96                      A-1       P-1    10,200        10,127,920
      5.38%      12/20/96                      A-1       P-1    17,730        17,518,028
                                                                            ------------
                                                                              72,968,988
                                                                            ------------

Insurance, Property & Casualty - 3.8%
   Chubb Capital Corp.
      5.27%      10/11/96                      A-1+      P-1    18,000        17,973,650
      5.33%      10/17/96                      A-1+      P-1    18,069        18,026,197
   Marsh & McClennan Companies Inc.
      5.48%      12/13/96                      A-1+      P-1    20,000        19,777,756
      5.65%      2/10/97                       A-1+      P-1    10,000         9,792,833
      5.60%      2/27/97                       A-1+      P-1    15,000        14,652,333
      5.63%      3/20/97                       A-1+      P-1    20,000        19,468,278
                                                                            ------------
                                                                              99,691,047
                                                                            ------------



Prime Series



                                                   Rating
                                              ----------------    Par
                                               S&P     Moody's   (000)         Value
------------------------------------------------------------------------------------------
Commercial Paper (continued)

Integrated Oil - 0.9%
   Shell Oil Co.
      5.25%      11/22/96                      A-1+      P-1   $25,000      $ 24,810,417
                                                                            ------------
Machinery & Tools - 1.7%
   Dover Corp.
      5.35%      10/24/96                      A-1+       --    20,000        19,931,639
      5.40%      10/25/96                      A-1+       --    20,000        19,928,000
   Illinois Tool Works
      5.35%      10/1/96                       A-1+      P-1     5,000         5,000,000
                                                                            ------------
                                                                              44,859,639
                                                                            ------------

Oil Transportation - 3.2%
   Colonial Pipeline
      5.43%      10/15/96                      A-1+      P-1    17,000        16,964,102
      5.45%      10/16/96                      A-1+      P-1    20,200        20,154,129
      5.39%      11/12/96                      A-1+      P-1    15,000        14,905,675
      5.43%      12/16/96                      A-1+      P-1     6,500         6,425,488
      5.44%      1/15/97                       A-1+      P-1    12,000        11,807,787
      5.47%      2/6/97                        A-1+      P-1    14,500        14,217,991
                                                                            ------------
                                                                              84,475,172
                                                                            ------------

Paper - 0.4%
   Weyerhaeuser Co.
      5.31%      12/3/96                       A-1       P-1    11,600        11,492,207
                                                                            ------------

Pharmaceuticals - 8.8%
   Abbott Laboratories
      5.33%      10/22/96                      A-1+      P-1    10,059        10,027,725
      5.32%      10/23/96                      A-1+      P-1    25,000        24,918,722
      5.33%      10/23/96                      A-1+      P-1    13,429        13,385,259
   Eli Lilly & Co.
      5.28%      11/15/96                      A-1+      P-1    10,000         9,934,000
      5.33%      2/6/97                        A-1+      P-1    12,000        11,772,587
      5.57%      2/24/97                       A-1+      P-1     7,500         7,330,579
   Pfizer, Inc.
      5.30%      10/10/96                      A-1+      P-1    15,000        14,980,125
   Schering-Plough Corp.
      5.32%      9/18/96                       A-1+      P-1    19,700        19,589,374
      5.41%      11/14/96                      A-1+      P-1     4,400         4,370,906
      5.40%      11/19/96                      A-1+      P-1    10,000         9,926,500
      5.42%      11/26/96                      A-1+      P-1     7,000         6,940,982
      5.27%      11/26/96                      A-1+      P-1    15,000        14,877,033


Prime Series
Statement of Net Assets (continued)
(Unaudited)



                                                   Rating              September 30, 1996
                                              ----------------    Par
                                               S&P     Moody's   (000)         Value
------------------------------------------------------------------------------------------
Commercial Paper (continued)

Pharmaceuticals (concluded)
   Warner-Lambert Co.
      5.27%      10/4/96                       A-1+      P-1   $40,000      $ 39,982,433
      5.30%      10/30/96                      A-1+      P-1    15,000        14,935,958
      5.27%      12/6/96                       A-1+      P-1    20,000        19,806,767
      5.25%      1/15/97                       A-1+      P-1    10,000         9,845,417
                                                                            ------------
                                                                             232,624,367
                                                                            ------------

Publishing - 0.7%
   Knight-Ridder Inc.
      5.35%      10/18/96                      A-1+      P-1     7,500         7,481,052
   RR Donnelley & Sons, Inc.
      5.27%      10/7/96                       A-1+      P-1    12,000        11,989,460
                                                                            ------------
                                                                              19,470,512
                                                                            ------------

Railroad - 1.1%
   Norfolk Southern Corp.
      5.42%      10/29/96                      A-1+      P-1    30,000        29,873,533
                                                                            ------------


Retail, General - 1.9%
   J.C. Penney Fund Co.
      5.28%      10/29/96                      A-1+      P-1    20,000        19,920,800
      5.39%      11/13/96                      A-1+      P-1    15,000        14,903,429
   Wal-Mart Stores
      5.27%      10/29/96                      A-1+      P-1    15,000        14,938,517
                                                                            ------------
                                                                              49,762,746
                                                                            ------------

Structured Finance - 4.5%
   CIESCO, L.P.
      5.28%      10/30/96                      A-1+      P-1    10,000         9,957,466
      5.32%      11/26/96                      A-1+      P-1    25,000        24,793,111
   Corporate Asset Funding Company, Inc.
      5.27%      10/10/96                      A-1+      P-1    11,000        10,985,508
      5.43%      10/16/96                      A-1+      P-1    20,000        19,954,750
      5.30%      10/25/96                      A-1+      P-1    20,000        19,929,333
      5.37%      11/21/96                      A-1+      P-1    20,000        19,847,850
      5.35%      12/20/96                      A-1+      P-1    15,000        14,821,667
                                                                            ------------
                                                                             120,289,685
                                                                            ------------

Telephone - 5.7%
   Ameritech Capital Funding Corp.
      5.34%      10/30/96                      A-1+      P-1    20,000        19,913,966
      5.29%      12/6/96                       A-1+      P-1    25,000        24,757,542
      5.20%      12/10/96                      A-1+      P-1    15,000        14,848,333
      5.40%      1/27/97                       A-1+      P-1    15,000        14,734,500



Prime Series



                                                   Rating
                                              ----------------    Par
                                               S&P     Moody's   (000)         Value
------------------------------------------------------------------------------------------
Commercial Paper (concluded)

Telephone (concluded)
   Ameritech Corp.
      5.27%      10/18/96                      A-1+      P-1   $10,000    $    9,975,114
      5.40%      12/2/96                       A-1+      P-1    15,000        14,860,500
   BellSouth Telecommunications
      5.27%      10/11/96                      A-1+      P-1     8,000         7,988,289
      5.28%      10/24/96                      A-1+      P-1     8,000         7,973,013
   Southwestern Bell Telephone Co.
      5.39%      10/25/96                      A-1+      P-1    25,000        24,910,167
      5.31%      10/31/96                      A-1+      P-1    11,580        11,528,759
                                                                          --------------
                                                                             151,490,183
                                                                          --------------

Waste Management - 3.1%

   WMX Technologies
      4.78%      11/1/96                       A-1       P-1    10,000         9,958,838
      5.32%      11/5/96                       A-1       P-1    15,000        14,922,417
      5.50%      12/11/96                      A-1       P-1    15,000        14,837,292
      5.35%      1/24/97                       A-1       P-1    15,000        14,743,646
      5.67%      4/11/97                       A-1       P-1    15,000        14,546,400
      5.54%      5/13/97                       A-1       P-1    15,000        14,482,933
                                                                          --------------
                                                                              83,491,526

                                                                          --------------
   Total Commercial Paper                                                  2,249,479,632
                                                                          --------------

Variable Rate Note - 4.7%

   Associates Corp. Master Note
      5.20%(b)   12/1/96                       A-1+      P-1    75,000        75,000,000
   Coca-Cola Master Note
      5.46%(b)   1/17/97                       A-1+      P-1    50,000        50,000,000
                                                                          --------------
   Total Variable Rate Note                                                  125,000,000
                                                                          --------------

Federal Home Loan Bank - 1.3%

   FHLB
      6.00%      11/1/96                       AAA      --      25,000        24,885,042
      5.28%      1/6/97                        AAA      --      10,000         9,857,733
                                                                          --------------
   Total Federal Home Loan Bank                                               34,742,775
                                                                          --------------


Federal National Mortgage Association - 3.9%

   FNMA
   Discount Note
      5.32%      10/3/96                      --         P-1    10,000         9,997,044
      5.46%      11/15/96                     --         P-1     9,000         8,998,663



Prime Series
Statement of Net Assets (concluded)
(Unaudited)



                                                   Rating               September 30, 1996
                                              ----------------    Par
                                               S&P     Moody's   (000)         Value
------------------------------------------------------------------------------------------
Federal National Mortgage Association (concluded)

   Note
      5.68%      10/7/96                      --         P-1  $ 20,000    $   20,000,561
      5.31%      10/18/96                     --         P-1    20,000        20,000,000
      5.39%      12/4/96                      --         P-1    10,000        10,004,361
      5.63%      12/19/96                     --         P-1    20,000        20,000,000
      5.45%      2/13/97                      --         P-1    15,000        15,000,000
                                                                          --------------
   Total Federal National Mortgage Association                               104,000,629
                                                                          --------------


Repurchase Agreements - 5.2%(c)

   Goldman Sachs
      5.65%(d)   10/1/96                      --        --      38,600        38,600,000
   Morgan Stanley & Co.
      5.65%(e)   10/1/96                      --        --     100,000       100,000,000
                                                                          --------------
   Total Repurchase Agreements                                               138,600,000
                                                                          --------------

TOTAL INVESTMENTS - 100.0%                                                 2,651,823,036(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.0%                               (307,662)
                                                                          --------------

NET ASSETS - 100.0%                                                       $2,651,515,374
                                                                          --------------

Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($2,396,184,930 / 2,396,188,105 shares outstanding)                          $1.00
                                                                                   -----

   Flag Investors Class A Share
      ($6,071,072 / 6,070,838 shares outstanding)                                  $1.00
                                                                                   -----

   Flag Investors Class B Share
      ($599 / 599 shares outstanding)                                              $1.00
                                                                                   -----

   Prime Institutional Share
      ($55,411,841 / 55,412,061 shares outstanding)                                $1.00
                                                                                   -----

   Quality Cash Reserve Prime Share
      ($193,846,932 / 193,847,114 shares outstanding)                              $1.00
                                                                                   -----


Prime Series

(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.

(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are those in effect on September 30, 1996.

(c) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement.

(d) Dated 9/30/96 to be repurchased on 10/1/96, collateralized by U.S. Treasury Notes with a market value of $39,372,757.

(e) Dated 9/30/96 to be repurchased on 10/1/96, collateralized by U.S. Treasury Notes with a market value of $101,280,062.

(f) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:

   Aaa   Bonds that are judged to be of the best  quality.

   P-1   Commercial paper bearing this designation is of the best quality.

S&P RATINGS:

   AAA   Obligations that are of the highest quality.

   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.


                       See Notes to Financial Statements.

Prime Series
Statement of Operations (Unaudited)
For the six months ended September 30, 1996

Investment Income (Note 1):
   Interest income                                            $73,729,458
                                                              -----------
Expenses:
   Distribution fee (Note 2)                                    3,661,677
   Investment advisory fee (Note 2)                             3,651,417
   Transfer agent fee                                             540,474
   Printing and postage fees                                      191,225
   Custodian fee                                                  156,070
   Registration fees                                               84,868
   Accounting fee (Note 2)                                         78,911
   Other expenses                                                  65,107
   Directors' fees                                                 48,158
   Legal fees                                                      28,894
                                                              -----------
            Total expenses                                      8,506,801
            Less: Fees waived (Note 2)                            (57,988)
                                                              -----------
              Net expenses                                      8,448,813
                                                              -----------
Net investment income                                          65,280,645
Net realized gain from security
   transactions                                                        --
Net increase in net assets resulting
   from operations                                            $65,280,645
                                                              -----------


                       See Notes to Financial Statements.

Prime Series
Statement of Changes in Net Assets                         September 30, 1996

                                               Six Months Ended   Year Ended
                                                 September 30,     March 31,
                                                     1996(1)         1996

Increase in Net Assets
Operations:
   Net investment income                        $   65,280,645   $  107,454,378
   Net realized loss on sales of investments                --           (6,050)
                                                --------------   --------------
   Net increase in net assets resulting
     from operations                                65,280,645      107,448,328

Distributions to Shareholders From:
   Net investment income:
     Prime Shares                                  (59,516,901)     (99,181,255)
     Prime Institutional Shares                     (1,619,636)      (1,334,079)
     Flag Investors Class A Shares                    (140,207)        (402,702)
     Flag Investors Class B Shares                        (132)            (300)
     Quality Cash Reserve Prime Shares              (4,003,769)      (6,536,042)
                                                --------------   --------------
     Total distributions                           (65,280,645)    (107,454,378)

Capital Share Transactions, net - (Note 3)          48,735,599    1,016,482,516
                                                --------------   --------------
   Total increase in net assets                     48,735,599    1,016,476,466
Net Assets:
   Beginning of period                           2,602,779,775    1,586,303,309
                                                --------------   --------------
   End of period                                $2,651,515,374   $2,602,779,775


(1) Unaudited.


                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)
Prime Shares
--------------------------------------------------------------------------------

                                                            Six months ended
                                                          September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                      $         1.00
Income from Investment Operations:
  Net investment income                                               0.0239
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                                          (0.0239)
  Net asset value at end of period                            $         1.00
Total Return:
  Based on net asset value per share                                    4.82%(2)
Ratios to Average Daily Net Assets:
  Expenses                                                              0.60%(2)
  Net investment income                                                 4.77%(2)
Supplemental Data:
  Net assets at end of period                                 $2,396,184,930
  Number of shares outstanding at end of period                2,396,188,105

--------------------
(1) Unaudited.
(2) Annualized.

Prime Series
--------------------------------------------------------------------------------
Prime Shares (continued)
--------------------------------------------------------------------------------

                                                                                 Year ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                      1996             1995             1994             1993             1992
Per Share Operating Performance:
  Net asset value at beginning of period         $         1.00   $         1.00   $         1.00   $         1.00   $         1.00
Income from Investment Operations:
  Net investment income                                  0.0524           0.0442           0.0262           0.0295           0.0485
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                             (0.0524)         (0.0442)         (0.0262)         (0.0295)         (0.0485)
  Net asset value at end of period               $         1.00   $         1.00   $         1.00   $         1.00   $         1.00
Total Return:
  Based on net asset value per share                       5.36%            4.51%            2.65%            2.99%            4.96%
Ratios to Average Daily Net Assets:
  Expenses                                                 0.60%            0.61%            0.62%            0.63%            0.61%
  Net investment income                                    5.21%            4.46%            2.62%            2.95%            4.84%
Supplemental Data:
  Net assets at end of period                    $2,386,681,216   $1,472,079,739   $1,350,334,979   $1,470,711,552   $1,505,012,086
  Number of shares outstanding at end of period   2,386,684,392    1,472,077,488    1,350,332,916    1,470,709,489    1,505,010,023

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)
Flag Investors Cash Reserve Prime Shares--Class A
--------------------------------------------------------------------------------

                                                              Six months ended
                                                           September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                          $     1.00
Income  from  Investment Operations:
  Net investment income                                               0.0239
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                                          (0.0239)
  Net asset value at end of period                                $     1.00
Total Return:
  Based on net asset value per share                                    4.82%(2)
Ratios to Average Daily Net Assets:
  Expenses                                                              0.60%(2)
  Net investment income                                                 4.77%(2)
Supplemental Data:
  Net assets at end of period                                     $6,071,072
  Number of shares outstanding at end of period                    6,070,838

------------------
(1) Unaudited.
(2) Annualized.

Prime Series
--------------------------------------------------------------------------------


Flag Investors Cash Reserve Prime Shares--Class A (continued)
--------------------------------------------------------------------------------

                                                                           Year ended March 31,
---------------------------------------------------------------------------------------------------------------------------
                                                     1996           1995            1994           1993            1992
Per Share Operating Performance:
  Net asset value at beginning of period          $     1.00     $     1.00     $      1.00     $     1.00      $     1.00
Income from Investment Operations:
  Net investment income                               0.0524         0.0442          0.0262         0.0295          0.0485
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                          (0.0524)       (0.0442)        (0.0262)       (0.0295)        (0.0485)
  Net asset value at end of period                $     1.00     $     1.00     $      1.00     $     1.00      $     1.00
Total Return:
  Based on net asset value per share                    5.36%          4.51%           2.65%          2.99%           4.96%
Ratios to Average Daily Net Assets:
  Expenses                                              0.60%          0.61%           0.62%          0.63%           0.61%
  Net investment income                                 5.25%          4.26%           2.62%          2.95%           4.84%
Supplemental Data:
  Net assets at end of period                     $5,976,831     $7,726,696     $18,116,648     $10,392,282     $7,350,424
  Number of shares outstanding at end of period    5,976,824      7,726,698      18,116,633      10,392,267      7,350,409

                                            See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)
Flag Investors Cash Reserve Prime Shares--Class B
--------------------------------------------------------------------------------

                                                            Six months ended
                                                           September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period                       $   1.00
Income from Investment Operations:
   Net investment income                                          0.0200
Less Distributions:
   Dividends from net investment income                          (0.0200)
   Net asset value at end of period                             $   1.00
Total Return:
   Based on net asset value per share                               4.07%(3)
Ratios to Average Daily Net Assets:
   Expenses                                                         1.35%(3)
   Net investment income                                            4.02%(3)
Supplemental Data:
   Net assets at end of period                                  $    599
   Number of shares outstanding at end
     of period                                                       599

------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.

Prime Series
--------------------------------------------------------------------------------

Flag Investors Cash Reserve Prime Shares--Class B (continued)
--------------------------------------------------------------------------------
                                                           April 3, 1995(2)
                                                               through
                                                           March 31, 1996

Per Share Operating Performance:
   Net asset value at beginning of period                      $  1.00
Income from Investment Operations:
   Net investment income                                        0.0361
Less Distributions:
   Dividends from net investment income                        (0.0361)
   Net asset value at end of period                            $  1.00
Total Return:
   Based on net asset value per share                             3.69%(3)
Ratios to Average Daily Net Assets:
   Expenses                                                       1.38%(3)
   Net investment income                                          4.30%(3)
Supplemental Data:
   Net assets at end of period                                 $10,200
   Number of shares outstanding at end
     of period                                                  10,200

                           See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)
Prime Institutional Shares
--------------------------------------------------------------------------------

                                                             Six months ended
                                                           September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                         $      1.00
Income  from  Investment Operations:
  Net investment income                                               0.0252
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                                          (0.0252)
  Net asset value at end of period                               $      1.00
Total Return:
  Based on net asset value per share                                    5.07%(2)
Ratios to Average Daily Net Assets:
  Expenses                                                              0.35%(2)
  Net investment income                                                 5.02%(2)
Supplemental Data:
  Net assets at end of period                                    $55,411,841
  Number of shares outstanding at end of period                   55,412,061

----------------
(1) Unaudited.
(2) Annualized.

Prime Series
--------------------------------------------------------------------------------

Prime Institutional Shares (continued)
--------------------------------------------------------------------------------

                                                                            Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------
                                                       1996          1995          1994          1993          1992
Per Share Operating Performance:
  Net asset value at beginning of period           $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
Income from Investment Operations:
  Net investment income                                 0.0548        0.0472        0.0294        0.0327        0.0515
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                            (0.0548)      (0.0472)      (0.0294)      (0.0327)      (0.0515)
  Net asset value at end of period                 $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
Total Return:
  Based on net asset value per share                      5.62%         4.82%         2.98%         3.32%         5.27%
Ratios to Average Daily Net Assets:
  Expenses                                                0.35%         0.36%         0.30%         0.31%         0.32%
  Net investment income                                   5.32%         4.57%         2.94%         3.24%         5.34%
Supplemental Data:
  Net assets at end of period                      $53,699,315   $11,904,716   $23,437,449   $28,884,078   $21,867,108
  Number of shares outstanding at end of period     53,699,535    11,904,663    23,437,512    28,884,132    21,867,108

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)
Quality Cash Reserve Prime Shares
--------------------------------------------------------------------------------

                                                             Six months ended
                                                           September 30, 1996(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                      $       1.00
Income from Investment Operations:
  Net investment income                                             0.0225
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                                        (0.0225)
  Net asset value at end of period                            $       1.00
Total Return:
  Based on net asset value per share                                  4.47%(3)
Ratios to Average Daily Net Assets:
  Expenses                                                            0.89%(3,4)
  Net investment income                                               4.48%(3,5)
Supplemental Data:
  Net assets at end of period                                 $193,846,933
  Number of shares outstanding at end of period                193,847,114

----------------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.
(4) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.95% and 0.95% for the six months ended September 30, 1996 and the year ended March 31, 1996, respectively.
(5) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.42% and 4.86% for the six months ended September 30, 1996 and the year ended March 31, 1996, respectively.

Prime Series
--------------------------------------------------------------------------------

Quality Cash Reserve Prime Shares (continued)
--------------------------------------------------------------------------------

                                                                                                                  May 6, 1991(2)
                                                                                                                     through
                                                                     Year ended March 31,                         March 31, 1992
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1996           1995            1994              1993
Per Share Operating Performance:
  Net asset value at beginning of period          $  1.00        $  1.00         $  1.00           $  1.00            $  1.00
                                                  -------        -------         -------           -------            -------
Income from Investment Operations:
  Net investment income                            0.0493         0.0402          0.0218            0.0253             0.0399
Less Distributions:
  Dividends from net investment income
    and/or short-term gains                       (0.0493)       (0.0402)        (0.0218)          (0.0253)           (0.0399)
                                                  -------        -------         -------           -------            -------
  Net asset value at end of period                $  1.00        $  1.00         $  1.00           $  1.00            $  1.00
                                                  =======        =======         =======           =======            =======
Total Return:
  Based on net asset value per share                 5.04%          4.09%           2.20%             2.53%              4.30%(3)
Ratios to Average Daily Net Assets:
  Expenses                                           0.90%(4)       0.96%           1.06%             1.04%              0.96%(3)
  Net investment income                              4.91%(5)       4.04%           2.18%             2.53%              4.30%(3)
Supplemental Data:
  Net assets at end of period                 $156,412,213    $94,592,158     $92,678,440      $101,321,868        $94,887,669
  Number of shares outstanding at
    end of period                              156,412,393     94,591,979      92,678,268       101,321,668         94,887,669

                       See Notes to Financial Statements.

Prime Series
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation consisting of three different portfolios, the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five different classes of shares: Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). Matters affecting each class are voted on exclusively by the shareholders of that class.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A.  Security   Valuation--The  Fund  maintains  a  dollar-weighted  average maturity of 90 days or less for each portfolio. The securities of each portfolio are valued on the basis of amortized cost, which approximates market value. This method values a security at its cost on the date of purchase, and thereafter, assumes a constant amortization to maturity of any original issue or other discount or premium.

     B. Security Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales, if any, are computed on the basis of specific identification of the securities sold. Interest income is recorded on an accrual basis and includes, when applicable, amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily and distributions or reinvestments of the dividends are made monthly.

     C. Repurchase Agreement--The Prime Series may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book-entry system.

Prime Series
Notes to Financial Statements (continued)

NOTE 1--concluded

     D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) that is distributed to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes.

     E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Fund that are not directly attributable to a specific class are prorated among the classes to which the expense relates based on the relative net assets of each class.

NOTE 2--Advisory Fees and Transactions with Other Affiliates

     The Fund has entered into an investment advisory agreement with Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., with respect to the Prime Series. Under the terms of the investment advisory agreement, ICC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series, calculated daily and paid monthly, at the annual rate of .02% of the Prime Series' average daily net assets. Prior to August 23, 1995, ICC received a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .25% of the first $500 million, .21% of the next $500 million, .20% of the next $500 million and .19% of that portion in excess of $1.5 billion.

     ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of the Series as compared to certain industry benchmarks. No advisory fees were waived for the six months ended September 30, 1996.

     Under the terms of these agreements, ICC and the Fund's distributor will, from time to time, voluntarily waive or reimburse a portion of their advisory or distribution fees, respectively, with respect to the Prime Series or any class to preserve or enhance the Series' or class' performance. Such voluntary waivers would not be contractual and would be subject to change. Any reimbursement by ICC or the distributor would be limited to the fees actually received by them for such fiscal year.

Prime Series
Notes to Financial Statements (continued)

NOTE 2--concluded

     As compensation for its accounting services, ICC receives from the Prime Series an annual fee, calculated daily and paid monthly, based on the Series' average daily net assets. ICC received $78,911 for accounting services for the six months ended September 30, 1996 for the Prime Series.

     As compensation for its transfer agent services, ICC receives from the Prime Series a per account fee, calculated and paid monthly. ICC received $540,474 for transfer agent services for the six months ended September 30, 1996 for the Prime Series.

     The Fund has entered into a distribution agreement with Alex. Brown & Sons Incorporated ("Alex. Brown"). Under the terms of the distribution agreement, Alex. Brown receives a fee from the Prime Shares and Flag Investors Class A Shares, at the annual rate of .25% of the aggregate average daily net assets of these classes of shares. Alex. Brown also receives a fee from the Quality Cash Shares and Flag Investors Class B Shares at the annual rate of .60% and 1.00%, respectively, of the aggregate average daily net assets of each class. Alex. Brown voluntarily waived distribution fees in the amount of $57,988 for the Quality Cash Shares for the six months ended September 30, 1996.

     The Fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through September 30, 1996 was approximately $40,500 and the accrued liability was approximately $211,000 for the Prime Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6,400,000,000 shares of $.001 par value capital stock (3,550,000,000 Prime Series). Changes in shares outstanding during the periods ended September 30, 1996 and March 31, 1996 are listed on the following page.

Prime Series
Notes to Financial Statements (concluded)

NOTE 3--concluded                           September 30, 1996
                                               (Unaudited)       March 31, 1996
                                            ------------------   --------------
Prime Series:
   Sold:
     Prime Shares                            10,938,844,772      19,439,463,533
     Flag Investors Class A Shares                3,613,116          12,118,053
     Flag Investors Class B Shares                    4,670              24,535
     Prime Institutional Shares                 203,535,745         213,159,539
     Quality Cash Shares                        503,778,591       1,285,040,597
   Issued as reinvestment of dividends:
     Prime Shares                                56,307,220          93,103,137
     Flag Investors Class A Shares                  133,453             374,561
     Flag Investors Class B Shares                      399                  --
     Prime Institutional Shares                   1,211,277             753,855
     Quality Cash Shares                          3,842,527           6,300,386
   Redeemed:
     Prime Shares                           (10,985,648,278)    (18,617,959,766)
     Flag Investors Class A Shares               (3,652,327)        (14,242,488)
     Flag Investors Class B Shares                  (14,671)            (14,335)
     Prime Institutional Shares                (203,034,496)       (172,118,522)
     Quality Cash Shares                       (470,186,399)     (1,229,520,569)
                                            ---------------     ---------------
       Net increase                              48,735,599       1,016,482,516
                                            ===============     ===============

NOTE 4--Net Assets
     At September 30, 1996, net assets consisted of:
                                                                   Prime
                                                                  Series
                                                                  ------
Paid-in capital                                               $2,651,518,882
Undistributed net investment income                                    2,187
Undistributed net realized loss on sales of
   investments                                                        (5,695)
                                                              --------------
                                                              $2,651,515,374
                                                              ==============

Board of Directors
--------------------------------------------------------------------------------
                                 W. JAMES PRICE
                                    Chairman
           CHARLES W. COLE JR.                   EUGENE J. McDONALD
                Director                              Director

            JAMES J. CUNNANE                      REBECCA W. RIMEL
                Director                              Director

             RICHARD T. HALE                      TRUMAN T. SEMANS
                Director                              Director

             JOHN F. KROEGER                     CARL W. VOGT, Esq.
                Director                              Director

              LOUIS E. LEVY                          HARRY WOOLF
                Director                              Director


Officers
--------------------------------------------------------------------------------
      W. James Price       M. Elliott Randolph, Jr.     Joseph A. Finelli
         Chairman               Vice President              Treasurer

      Richard T. Hale           Paul D. Corbin          Edward J. Stoken
         President              Vice President              Secretary

    Edward J. Veilleux         Monica M. Hausner        Laurie D. DePrine
 Executive Vice President       Vice President         Assistant Secretary

                                Scott J. Liotta
                                Vice President

--------------------------------------------------------------------------------
           Distributor                                Custodian
       Alex. Brown & Sons                          PNC Bank, N.A.
          Incorporated                        17th and Chestnut Streets
    135 East Baltimore Street                  Philadelphia, PA 19101
       Baltimore, MD 21202
         (410) 727-1700                            Transfer Agent
                                          Investment Company Capital Corp.
       Investment Advisor                     135 East Baltimore Street
Investment Company Capital Corp.                 Baltimore, MD 21202
    135 East Baltimore Street                      (800) 553-8080
       Baltimore, MD 21202


                                    Auditors
                            Coopers & Lybrand L.L.P.
                             217 E. Redwood Street
                              Baltimore, MD 21202
--------------------------------------------------------------------------------

     This report is submitted for the general information of shareholders of Flag Investors Cash Reserve Prime Shares. The report may be distributed only to current shareholders or to persons who have received a current prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                             [FLAG INVESTORS LOGO]
                                 FLAG INVESTORS

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                  Flag Investors Intermediate-Term Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares



                                  P.O. Box 515
                              Baltimore, Maryland
                                  800-767-FLAG
                                Distributed by:
                               Alex. Brown & Sons
                                  INCORPORATED